Horace Mann Mutual Funds
Annual Report

December 31, 1999


[GRAPHIC]
retirement annuities

Contents  [GRAPHIC]

Letter from the Chairman of
the Board and President ...................................................    2

Average Annual Total Return
Horace Mann Family of Funds ...............................................    3

Portfolio manager letter ..................................................    5

Financial statements ......................................................   13

Fund performance graphs ...................................................   67

                              Savings

                                long-term goals

                        investments


This report must be preceded or accompanied by a current prospectus.

[LETTERHEAD OF HORACE MANN FUNDS]



FELLOW SHAREHOLDERS:
As we enter a new century and millennium, the entire Horace Mann organization looks forward to serving your retirement needs. We appreciate your business and continued confidence in our funds, and we remain committed to providing you with a range of products with appropriate characteristics to assist in funding your retirement.

MARKET REVIEW
The past year has tested the resolve of long-term equity investors. Vast disparities of investment results have been observed as growth stocks vastly outperformed value stocks due to the leadership of a small number of stocks. Small capitalization and international stocks revived in 1999, posting strong returns. The Horace Mann Small Cap Growth Fund and Horace Mann International Equity Fund benefited greatly from this resurgence.

Equity investors who adhere to a long-term, conservative, value style approach generally did not perform well in a market driven by high-risk technology companies. The Growth Fund, the equity portion of the Balanced Fund and the Socially Responsible Fund all came under pressure as the markets ignored undervalued stocks. Wilshire Associates, named Adviser to the Funds early in 1999, and the Horace Mann Funds Board have redoubled their efforts to ensure that these portfolios are managed by the best organizations for the job, for the long term. We firmly believe our patient, conservative approach to investing is one that wins in the long run.

Bond investors encountered an environment of rising interest rates and excess supply of bonds issued in advance of Y2K. The Income Fund and the Short-Term Investment Fund posted reasonable results given this environment and their investment strategies.

PERSPECTIVE
We look forward to providing you with additional investment options in 2000. We plan to add new options to the annuity, including the Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio. These funds will provide you with additional options with which you can diversify your investments. Your Horace Mann agent can work with you to determine the appropriate investment options given your personal objectives and tolerance for risk.

With best wishes for the new millennium and renewed commitment to providing you with high quality products that serve your retirement needs well, everyone at Horace Mann sincerely appreciates your continued confidence in our funds.

Sincerely,

/s/ George Zock

George Zock
Chairman & President

For Annuity Alternatives Contract Owners

Average annual total returns for the year ended December 31, 1999 for the Annuity Alternatives contracts are shown in the following table. For contributions which remained invested in an Annuity Alternatives contract, returns are shown first. For contracts which were surrendered, returns are shown second. Redemption has no affect on the variable account rates of return after the initial five-year contract period.

Returns if money remained invested, based on a $1,000 investment.
Variable Account                  1 Year     5 Years   10 Years  Since inception

Growth Fund                       -3.81      15.23      11.55         11.80/1/
Balanced Fund                     -2.38      12.29       9.64          9.83/1/
Income Fund                       -2.81       5.39       5.48          5.48/1/
Short-Term Investment Fund         3.49       3.65       3.49          3.55/1/
Small Cap Growth Fund             71.59         --         --         29.45/2/
International Equity Fund         50.77         --         --         23.39/2/
Socially Responsible Fund          7.05         --         --         12.99/2/

Returns if money was withdrawn early, based on a $1,000 investment.
Variable Account                  1 Year     5 Years   10 Years  Since inception

Growth Fund                       -11.50       15.23      11.55       11.80/1/
Balanced Fund                     -10.19       12.29       9.64        9.83/1/
Income Fund                       -10.58        5.39       5.48        5.48/1/
Short-Term Investment Fund         -4.79        3.65       3.49        3.55/1/
Small Cap Growth Fund              63.09          --         --       27.56/2/
International Equity Fund          42.27          --         --       21.32/2/
Socially Responsible Fund          -1.45          --         --       10.55/2/

The average annual total rates of return assume contributions were made on the first business day of the period indicated.

Total return measures the past performance of each fund subaccount and does not represent the actual experience of investments made by a particular contract owner. The total return and principal value of an account will fluctuate. The value of an account may be worth more or less than its original cost, when redeemed, depending upon market fluctuations. Past performance does not guarantee future results of the subaccounts.

The average annual rates of return of each variable subaccount of the Annuity Alternatives contracts were adjusted for a 1.35 percent mortality and expense fee until March 1, 1999, when the fee was reduced to 1.25 percent. Annuity contracts issued prior to January 1984 have mortality and expense charges or sales fees that differ from those of the Annuity Alternatives contracts. Such other charges and fees do not exceed those reflected in the table above.

Annuity Alternatives contracts require a $25 annual maintenance charge on the contract anniversary when the contract value is less than $10,000. This charge, which is not reflected in the returns above, after the first contract year would reduce the total rates of return by 2.5 percent on a $1,000 investment or .5 percent on a $5,000 investment.

During the first five contract years, redemption charges range from 2 to 8 percent for the flexible premium contracts and 1 to 5 percent for single premium contracts. The average annual total returns with redemption are calculated using flexible premium redemption charges. Distributions from an annuity may be subject to federal taxes and a 10 percent IRS penalty if withdrawn before age 59 1/2.

On March 1, 1999, Willshire Associates, Inc. became the investment adviser for the Funds. The Growth Fund and equity portion of the Balanced Fund employ a multi-manager strategy using three subadvisers -- Brinson Partners, Mellon Equity Associates, and a new team of fund managers at Wellington Management Co., LLP.

Returns of the Horace Mann Mutual Funds in the above table are shown net of fund expenses. During 1999, the funds received credits on overnight cash balances resulting in a reduction of custody expense. Commission credits were used to pay certain expenses for the Growth and Balanced funds from 1994 through 1999. During 1999, certain expenses were assumed/waived for all funds. In addition, certain Balanced and Income funds' expenses were assumed/waived through 1987 and 1996, respectfully. Certain Short-Term Investment Fund expenses have been assumed/waived since 1983. Certain expenses for the Small Cap Growth, International Equity, and Socially Responsible funds have been assumed/waived since their inception March 10, 1997. Assumed expenses and the use of credits resulted in higher actual returns and for some funds exceeded 1% depending on the expenses assumed. There is no guarantee that certain expenses will be assumed/waived or the use of credits will continue in the future.

/1/ Since inception for the Growth, Balanced, Income, and Short-Term Investment funds refers to Nov. 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington Management Company, LLP became the funds' subadviser.

/2/ Since inception for the Small Cap Growth, International Equity and Socially Responsible funds refers to their beginning date, March 10, 1997. The investment subadvisers are BlackRock Financial Management, Inc. for the Small Cap Growth Fund, and Scudder Kemper Investments, Inc. for the International Equity and Socially Responsible funds.

For Growth Fund Public Shareholders and Participants in the Horace Mann Employee 401(k) Plan

Total average annualized returns for the year ended December 31, 1999, for the Horace Mann Mutual Funds and their comparable benchmark indices are shown in the following table:

                                            1 Year   5 Years  10 Years    Since inception
                                            ------   -------  --------    ---------------
Growth Fund                                  -2.54     16.67     12.98        13.22/1/
S&P 500 Stock Index                          20.99     28.56     18.21        18.40

Balanced Fund                                -1.11     13.71     11.05        11.24/1/
Stock/Bond Composite/4/                      12.00     19.88     13.97        14.07

Income Fund                                  -1.57      6.75      6.84         6.84/1/
Lehman Intermediate/Aggregate/5/             -0.83      7.27      7.41         7.41

Short-Term Investment Fund                    4.77      5.00      4.84         4.91/1/
90-day Treasury Bills                         4.56      5.37      5.29         5.34

Small Cap Growth Fund                        71.55        --        --        30.45/2/
Russell 2000 Growth                          43.10        --        --        20.57

International Equity Fund                    51.83        --        --        24.71/3/
MSCI EAFE                                    26.97        --        --        17.53/6/

Socially Responsible Fund                     8.39        --        --        14.42/3/
S&P 500 Stock Index                          20.99        --        --        25.69

Returns of the Horace Mann Mutual Funds in the above table are shown net of fund expenses. During 1999, the funds received credits on overnight cash balances resulting in a reduction of custody expense. Commission credits were used to pay certain expenses for the Growth and Balanced funds from 1994 through 1999. During 1999, certain expenses were assumed/waived for all Funds. In addition, certain Balanced and Income funds expenses were assumed/waived through 1987 and 1996, respectively. Certain Short-Term Investment Fund expenses have been assumed/waived since 1983. Certain expenses for the Small Cap Growth, International Equity, and Socially Responsible funds have been assumed/waived since their inception March 10, 1997. Assumed expenses and the use of credits resulted in higher actual returns and for some funds exceeded 1% depending on the expenses assumed. There is no guarantee that certain expenses will be assumed/waived or the use of credits will continue in the future.

On March 1, 1999, Wilshire Associates, Inc. became the investment adviser for the Funds. The Growth Fund and equity portion of the Balanced Fund employ a multi-manager strategy using three subadvisers -- Brinson Partners, Mellon Equity Associates, and a new team of fund managers at Wellington Management Co., LLP.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate and when redeemed, may be worth more or less than its original cost.

The indices listed are unmanaged industry benchmarks, not funds, and as such they have no expenses.

/1/ Since inception for the Growth, Balanced, Income, and Short-Term Investment funds refers to Nov. 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington became the subadviser for these funds.

/2/ Since inception for the Small Cap Growth Fund refers to its beginning date, March 10, 1997. BlackRock Financial Management, Inc. is this fund's investment subadviser.

/3/ Since inception for the International Equity and Socially Responsible funds refers to their beginning date, March 10, 1997. Scudder Kemper Investments, Inc. is the investment subadviser for these funds.

/4/60% S&P 500, 40% Lehman Brothers Intermediate
Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate thereafter.

/5/ Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

/6/ The index reflects performance from February 28, 1997 through December 31, 1999.

                      [LETTERHEAD OF WILSHIRE ASSOCIATES]

TO THE SHAREHOLDERS OF THE HORACE MANN FUNDS:


Thank you for this opportunity to write to you regarding the Horace Mann Funds and their performance during 1999. We firmly believe by investing with Horace Mann, you are on the right track for achieving your retirement goals.

Much has been accomplished in the funds over the last year. Per the Funds Board's direction, and affirmation by the shareholders, Wilshire began its service as Adviser to the Funds in March. Wilshire is honored to serve on your behalf in this capacity, and we work diligently to ensure the Horace Mann Funds are managed by the most capable investment subadvisers and structured to create risk and return profiles suitable for your retirement investment needs.

DISCUSSION OF THE CAPITAL MARKETS IN 1999
Results for 1999 were varied, as a small number of stocks propelled the domestic stock indices higher while many high-quality companies posted negative returns. Bond investors generally lost ground during the year, as the Federal Reserve raised rates to curb inflation. International investors enjoyed robust returns in 1999 as Japan awoke from years of stagnation to pace the broad world indices higher. European results were solid, while the emerging markets posted substantial advances.

In 1999, the U.S. equity markets were dominated by a surge in the stocks of purported "new economy" companies. This new economy dynamic foresees the dominance of Internet-related business strategies over conventional businesses. As a result, some high-risk companies and their investors have benefited greatly in what many considered to be speculative markets.

Several of these Internet-related ("dot-com") companies are now valued by the market at levels far in excess of many well-established companies like airlines and consumer goods manufacturers. For instance, Internet company Yahoo was recently valued by the market to be about nine times the size of cereal-maker Kellogg, yet Kellogg has over ten times Yahoo's sales and profits! Further, investors who purchase Yahoo at recent prices are paying approximately $600 for each dollar of generated earnings.

In spite of such imbalances, Wilshire agrees the Internet is going to play a tremendous role in the future of the global economy. The subadvisers of the Horace Mann Funds perceive the power of the Internet as well, and each carefully evaluates the Internet strategies of those companies that are appropriate for investment within their respective mandates.

The popularity of the Internet companies and their impact on market indices led many individuals to conclude the stock market of 1999 was yet another strong bull year. However, respected market observers often comment the U.S. is actually experiencing a "stealth bear" market, as many high quality companies posted negative returns for the year. In fact, roughly half of the companies that comprise the S&P 500 Index were actually down in 1999, while the overall index was up over 20%. Obviously, not every stock investor enjoyed extremely positive results.

1999 FUNDS PERFORMANCE
The following paragraphs address the results of the Horace Mann Funds over the past year:

DOMESTIC EQUITY
In 1999, the Growth Fund, Socially Responsible Fund and the equity portion of the Balanced Fund underperformed, while the Small Cap Growth Fund posted exceptional results.

     GROWTH FUND AND THE EQUITY PORTION OF THE BALANCED FUND
     With approval of the Board and shareholder affirmation, Wilshire completed the implementation of a multiple-manager structure for the Growth Fund and the equity portion of the Balanced Fund coincident with Wilshire's assumption of advisory responsibilities. This transition took place late in the first quarter. Brinson Partners, Inc. and Mellon Equity Associates, LLP were introduced in this transition, and a new team at Wellington Management Company, LLP was retained to manage a portion of the portfolio as well. On a prospective basis, we believe the funds continue to be well positioned to fulfill their mission as stated in the prospectus: to provide appropriate long-term capital growth through a value-oriented approach.

     As has been widely reported, value stocks substantially underperformed growth stocks in 1999. Much of this underperformance was due to massive advances in the prices of technology and dot-com companies. A short list of companies provided a disproportionate contribution to the overall market indices' advance. To make matters more difficult, low price-to-earnings strategies performed worse. By virtue of the traditional value-oriented strategies mandated by the prospectus, the Growth Fund and the equity portion of the Balanced Fund fought this "value headwind" throughout the year.

     The strategic value orientation of the portfolio is only part of the story, as a number of holdings declined more than expected on announcements of negative earnings or revenue surprises. Among the worst performers in this category were Xerox, Raytheon, and Mattel.

     Good performance from a number of holdings, including fiber-optic cable manufacturer Corning, offset these negative pressures. Citigroup, First Data and EDS also contributed great results. The funds avoided poor performers which helped to contain underperformance.

     The subadvisers of the Growth Fund and equity portfolio of the Balanced Fund are carefully making improvements to their portfolios to lessen the "earnings surprise" risk but still take advantage of misvaluations in the market. They do not believe the market conditions of 1999 can persist over the long term. They maintain their resolve for value-oriented investing, and look to a more favorable market environment in 2000.

     SOCIALLY RESPONSIBLE FUND
     As with the Growth Fund and the equity portion of the Balanced Fund, the Socially Responsible Fund met resistance throughout the year as value stocks and low price-to-earnings strategies lagged. Scudder Kemper Investments, the subadviser for the fund, observes that while value as a style was out of favor during the year, even the value benchmarks were difficult to beat.

     The second half of the year was particularly difficult for the Socially Responsible Fund because a number of holdings declined more than expected on announcements of negative earnings or revenue surprises. A handful of names -- including Xerox, American Home Products, and First Union -- were subject to this pressure, and their market values were impacted as a result.

     The fund performed well, however, through its investments in telecom-related companies such as Corning, Global Crossing and Sprint. Paper companies Georgia-Pacific and Weyerhauser also performed well, while finance-related stocks such as Lehman Brothers and Marsh & McLennan advanced. For the year, social screening benefited portfolio performance, as the fund avoided Philip Morris (down 57%) and Lockheed Martin (off 48%).

     Scudder Kemper has repositioned the portfolio to avoid "torpedoes" like Xerox and others in 2000, and is working diligently to discern the value traps from the value opportunities. The firm is adding high-quality stocks with better earnings visibility to the portfolio and weeding out those names it believes are weaker and more likely to disappoint. At this time, Scudder indicates it has never had more conviction about its portfolio, and looks forward to good performance in an environment more favorable for value investing.

     SMALL CAP GROWTH FUND
     Recognizing the need for shareholders in the Horace Mann Funds to have access to investments in technology and other more aggressive market segments, the Horace Mann Funds' Board launched the Small Cap Growth Fund in March 1997. In 1999, this strategy paid off. The fund generated tremendous returns in 1999, and it significantly outpaced its benchmark.

     Significant exposure to Internet-related companies played a large role in the 1999 results. For example, one of the best performers for the year was VERITAS Software Corporation, which markets enterprise storage management products for business-critical data transmitted on- and off-line. The fund enjoyed a six-fold advance in that stock during the period. Advancing nearly 500% was Emulex Corporation, a circuit-maker whose products permit rapid access to electronic information.

     Communications equipment companies that serve the Internet-related marketplace also played a positive part in the 1999 success of the Small Cap Growth Fund. Applied Micro Circuits Corporation -- which manufactures high bandwidth communications equipment that helps the flow of data in high-speed computing -- was up over 400% over the holding period.

     Looking forward, subadviser BlackRock Financial Management continues to see attractive opportunities for capital growth. The portfolio managers have confidence in their holdings, but do express some concern about current valuations in the marketplace, particularly in the technology sector. From a risk control perspective, the subadviser is paring back some positions that have graduated to mid-cap, and these companies are being replaced with new small-cap ideas. BlackRock expects to increase its non-technology exposure in the new year, notably in the healthcare and life sciences sectors.

DOMESTIC FIXED INCOME
In 1999, the Income Fund, the fixed income portion of the Balanced Fund and the Short-Term Investment Fund provided results that were reasonable given their investment objectives as mandated in the prospectus.

     The Income Fund and the Fixed Income Portion of the Balanced Fund Wellington Management Company, LLP, the subadviser for the fixed income portfolios, generated returns that underperformed the broad market index but were reasonable given the funds' investment objectives. Wellington emphasizes high-quality intermediate- and long-term investment grade corporate, government and foreign sovereign bonds, combined with allocations to U.S. high yield securities.

     The Income Fund's slight underperformance was largely the result of an overweighting in corporate bonds, which performed poorly in an environment of widening spreads and rising interest rates. As noted above, the Income Fund generally takes on credit risk as a means to add value over time; in 1999, similar strategies were marginally unrewarded.

     Over the course of the year, Wellington maintained a higher level of sensitivity to changes in interest rates than its index, the Lehman Brothers Aggregate Index, and was penalized as interest rates rose across the board. The yield on the 10-year Treasury note rose approximately 1.8% during the year; this and similar changes in yield at other maturities depressed bond prices in the portfolio.

     Wellington expects the growth of the U.S. economy to slow in the new year because they believe the Federal Reserve is likely to tighten monetary policy. While constructive on bonds in 2000, the subadviser is cautious, as it believes there is a substantial level of negative momentum in the bond market. Bond valuations are attractive at this time, but Wellington will look for some moderation of the negative sentiment to signal buying opportunities. While the firm prefers the yield advantage of corporates and mortgages, it sees them as more fairly valued given the current interest rate environment. Thus, the firm expects to add to governments in the new year.

     Short-Term Investment Fund
     This fund generated reasonable returns in an environment of rising interest rates. Throughout the year, subadviser Wellington Management Company, LLP emphasized U.S. agency issues to take advantage of yield opportunities relative to Treasuries while also maintaining a high level of liquidity.

     Money market investors were impacted in 1999 by several factors: a strong U.S. economy and tightening monetary policy actions by the Federal Reserve; low levels of inflation; strong consumer demand; and "Y2K" anxiety and preparedness. Spreads widened late in the year as issuers sought to obtain financing ahead of "Y2K," and liquidity came at a premium.

     Wellington's outlook calls for a market that focuses on the Federal Reserve's management of the pace of the U.S. economy. Non-inflationary growth targets set by the Fed are likely to be eclipsed by a tight labor market and increased spending on technology. Wellington foresees the Fed raising interest rates in a gradual manner in 2000.

INTERNATIONAL EQUITY
Results for 1999 were extremely favorable, as the Horace Mann International Equity Fund provided returns well in excess of the MSCI EAFE Index.

     International Equity Fund
     In addition to providing good diversification, the International Equity Fund supplied outstanding investment results for 1999. Scudder Kemper Investments, the subadviser for the fund, observed that overseas markets performed very well due to favorable liquidity conditions, robust corporate growth and continuing benefits from corporate restructuring worldwide. Companies with the strongest growth characteristics produced the most impressive returns, as substantial returns were generated in the technology and telecommunications sectors.

     Scudder Kemper managed these positive results largely through a timely research-based decision to build its investments in Japan. The Japanese market, along with other Asian markets, enjoyed strong returns during the year, and these results were exceeded through good stock-specific decisions. Holdings in Sony (up 306%) and NTT Docomo (up 227%), Japan's leading cellular phone and Internet provider respectively, performed extremely well, while industrial electronics producer Murata surpassed even those returns, advancing more than four-fold during the year.

     European markets were also fruitful for the International Equity Fund, as the economies there started coming back into synch. Cyclical companies benefited, as metal/mining stock Rio Tinto doubled and Total, a French oil company, advanced 53%. As in Asia, technology and telecom played a major role in European result. Sonera, a Finnish cellular provider, rose by 350%, while cellular phone maker Nokia added 195% during the year. Italian Internet companies also provided substantial returns.

     Expecting higher volatility in the markets, Scudder Kemper foresees strong stock market performance overseas. Key themes for 1999 such as stronger economic growth, continued corporate restructuring and mergers will persist in the new year. Overall, the portfolio managers believe the fund is well positioned to continue to add value in 2000.

FINAL COMMENTS
Over short-term periods, investment styles come into and out of favor. In 1999, technology stocks were dominant, and investors in growth stocks were rewarded. In contrast, value stocks posted much lower returns, many posting negative returns for the year.

Wilshire believes that patient investors will prevail in the long-term. Our research shows that more often than not, investors who chase performance are disappointed as they often make their new investments just prior to a period of underperformance. Consistent with the way the Horace Mann Funds have been managed in the past, the subadvisers and Wilshire maintain a long-term view to allow the funds and their shareholders to achieve their long-term goals despite the temporary ups and downs in the stock and bond markets.

Wilshire remains fully committed to providing the Horace Mann Funds with an investment approach that is sensible and attractive for long-term investors. While there may be bumps along the way, we fully expect sound results over the long term. We echo Horace Mann's appreciation of your investment in the funds, and your continued confidence in our long-term philosophy and process.

With best wishes for 2000,

/s/ Michael P. O'Keeffe

Michael P. O'Keeffe, CFA
Vice President Wilshire Associates Incorporated

/s/ Thomas M. Goodrum

Thomas M. Goodrum, Jr., CFA Vice President & Principal
Wilshire Associates Incorporated

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report

December 31, 1999

Horace Mann Mutual Funds
Growth Fund
Balanced Fund
Income Fund
Short-Term Investment Fund
Small Cap Growth Fund
International Equity Fund
Socially Responsible Fund

Board of Trustees
A. Thomas Arisman
A.L. Gallop
Richard A. Holt
Richard D. Lang
Harriet A. Russell
George J. Zock

Officers of the Funds
George J. Zock
President and Chairman

A. Thomas Arisman
Vice President

Ann Caparros
Secretary and

Ethics Compliance Officer
William Kelly

Treasurer and Regulatory Compliance Officer
Linda L. Sacco

Assistant Secretary
Roger Fisher

Controller
Diane M. Barnett
Tax Compliance Officer

--------------------------------------------------------------------------------
Administrator
Horace Mann Investors, Inc.
#1 Horace Mann Plaza Springfield, IL 62715

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue Kansas City, MO 64105

Independent Auditors
KPMG LLP
303 East Wacker Drive Chicago, IL 60601

Investment Subadvisers
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154-0010

Brinson Partners, Inc.
209 South LaSalle Street Chicago, IL 60604

Mellon Equity Associates, LLP
500 Grant Street, Suite 4200 Pittsburgh, PA 15258
Scudder Kemper Investments, Inc.
345 Park Avenue
New York, NY 10154-0010

Wellington Management Company, LLP
75 State Street Boston, MA 02109

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT



Financial Highlights

December 31, 1999

PER SHARE DATA


                                                                                      Less Distribution From:
                     Net Asset                                       Total Income
Year                 Value        Net              Net Realized      (Loss) From      Net           Net
Ended                Beginning    Investment       and Unrealized    Investments      Investment    Realized     Total
12/31                of Period    Income (Loss)1   Gain (Loss)1      Operations1      Income        Gains        Distributions


GROWTH FUND 6
------------------------------------------------------------------------------------------------------------------------------
1999                $24.34       $0.26           $(0.91)           $(0.65)           $0.25         $1.52        $1.77
1998                 25.66        0.41             1.51              1.92             0.41          2.83         3.24
1997                 23.76        0.40             5.09              5.49             0.39          3.20         3.59
1996                 21.66        0.43             5.08              5.51             0.40          3.01         3.41
1995                 17.64        0.52             5.41              5.93             0.49          1.42         1.91

BALANCED FUND 6
------------------------------------------------------------------------------------------------------------------------------
1999                $18.90       $0.62           $(0.84)           $(0.22)           $0.63         $0.78        $1.41
1998                 19.82        0.73             0.77              1.50             0.74          1.68         2.42
1997                 18.94        0.65             2.92              3.57             0.62          2.07         2.69
1996                 18.00        0.60             2.70              3.30             0.57          1.79         2.36
1995                 15.26        0.67             3.46              4.13             0.61          0.78         1.39

INCOME FUND 5
------------------------------------------------------------------------------------------------------------------------------
1999                $13.24       $0.76           $(0.97)           $(0.21)           $0.79           $--        $0.79
1998                 13.00        0.78             0.27              1.05             0.69          0.12         0.81
1997                 12.69        0.81             0.39              1.20             0.85          0.04         0.89
1996                 13.03        0.76            (0.31)             0.45             0.79            --         0.79
1995                 12.02        0.80             0.99              1.79             0.78            --         0.78


 1 The "Net Investment Income" per share and the "Net Realized and Unrealized
   Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

 2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

 3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.


 See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT



                  RATIO/SUPPLEMENTAL DATA
                                                                                                Ratio to Average Net
                                                                                                Assets Before Waived &
                                                                                                Reimbursed Expenses
                                                  Ratio of       Ratio of
Net Asset                        Net Assets       Expenses       Net Income     Portfolio                      Ratio of
Value End         Total          End of Period    to Average     to Average     Turnover        Ratio of       Net Investment
of Period         Return2,3      (in thousands)   Net Assets4    Net Assets4    Rate            Expenses       Income


-----------------------------------------------------------------------------------------------------------------------------
$21.92            (2.54)%       $625,133          0.73%          1.09%         205.70%         0.79%          1.04%
 24.34             7.64          670,731          0.51           1.57           59.63            --             --
 25.66            23.45          598,502          0.53           1.50           54.56            --             --
 23.76            25.28          430,556          0.59           1.79           67.63            --             --
 21.66            33.67          297,100          0.63           2.50           64.59            --             --


-----------------------------------------------------------------------------------------------------------------------------
$17.27            (1.11)%       $402,539          0.75%          3.30%         155.53%         0.77%          3.28%
 18.90             7.68          427,920          0.50           3.60           63.69            --             --
 19.82            19.04          387,110          0.51           3.12           77.54            --             --
 18.94            18.27          300,551          0.56           3.12           72.10            --             --
 18.00            27.12          228,193          0.59           3.79           64.80            --             --


-----------------------------------------------------------------------------------------------------------------------------
$12.24            (1.57)%        $13,175          0.99%          5.83%          33.09%         1.03%          5.79%
 13.24             8.09           13,959          0.88           5.85           46.60            --             --
 13.00             9.42            9,658          0.92           6.09           96.80            --             --
 12.69             3.50           10,848          0.70           5.88          112.60          0.91           5.67
 13.03            14.93           10,532          0.62           6.16           74.53          0.88           5.89


4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commission credits and earnings credits on cash balances.

5 Certain expenses for the Income Fund were assumed or waived by Horace Mann Investors, Inc. through December 31, 1996 and 1999.

6 Certain expenses for the Growth and Balanced funds were assumed or waived during 1999.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT


Financial Highlights (concluded)

December 31, 1999

 PER SHARE DATA

                                                                                               Less Distribution From:
                          Net Asset                                       Total Income
Year                      Value         Net              Net Realized     (Loss) From          Net      Net
Ended                     Beginning     Investment       and Unrealized   Investments     Investment    Realized     Total
12/31                     of Period     Income (Loss)1   Gain (Loss)1     Operations1     Income        Gains        Distributions

SHORT-TERM FUND4
----------------------------------------------------------------------------------------------------------------------------------
1999                      $ 9.98        $ 0.47           $ 0.01           $ 0.48          $ 0.56        $ 0.01       $0.57
1998                        9.99          0.49             0.01             0.50            0.51            --        0.51
1997                       10.03          0.51               --             0.51            0.55            --        0.55
1996                       10.00          0.50            (0.01)            0.49            0.46            --        0.46
1995                       10.08          0.53               --             0.53            0.61            --        0.61

SMALL CAP
GROWTH FUND5
----------------------------------------------------------------------------------------------------------------------------------
1999                      $12.38        $(0.15)          $ 8.96           $ 8.81          $   --        $ 1.43      $ 1.43
1998                       11.70         (0.07)            0.75             0.68              --            --          --
1997                       10.00         (0.02)            1.72             1.70              --            --          --

INTERNATIONAL
EQUITY FUND5
----------------------------------------------------------------------------------------------------------------------------------
1999                      $12.13        $ 0.08           $ 6.18           $ 6.26          $ 0.03        $ 0.84      $ 0.87
1998                       10.27          0.11             1.84             1.95            0.09            --        0.09
1997                       10.00          0.08             0.27             0.35            0.08            --        0.08

SOCIALLY
RESPONSIBLE FUND5
----------------------------------------------------------------------------------------------------------------------------------
1999                     $ 12.99        $ 0.17           $ 0.91           $ 1.08          $ 0.14        $ 0.12      $ 0.26
1998                       12.10          0.27             0.91             1.18            0.17          0.12        0.29
1997                       10.00          0.10             2.20             2.30            0.10          0.10        0.20


1 The "Net Investment Income" per share and the "Net Realized and Unrealized
  Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT



                  RATIO/SUPPLEMENTAL DATA

                                                                                                Ratio to Average Net
                                                                                                Assets Before Waived &
                                                                                                Reimbursed Expenses
                                                  Ratio of       Ratio of
Net Asset                        Net Assets       Expenses       Net Income     Portfolio                      Ratio of
Value End         Total          End of Period    to Average     to Average     Turnover        Ratio of       Net Investment
of Period         Return2,3      (in thousands)   Net Assets     Net Assets     Rate            Expenses       Income


-----------------------------------------------------------------------------------------------------------------------------
$   9.89            4.77%       $  1,743            0.32%         4.71%          0.00%           1.90%         3.13%
    9.98            4.97           1,331            0.69          4.78           0.00            2.59          2.88
    9.99            5.09           1,151            0.50          4.98           0.00            2.52          2.96
   10.03            5.02           1,229            0.53          4.93           0.00            2.44          3.02
   10.00            5.25           1,006            0.84          5.11           0.00            2.35          3.60

-----------------------------------------------------------------------------------------------------------------------------
$  19.76           71.55%       $ 60,497            1.50%        (1.03)%       172.20%           1.64%        (1.17)%
   12.38            5.81          28,655            1.11         (0.59)        168.31            1.75         (1.23)
   11.70          17.016          16,525            0.78         (0.19)         91.49            1.44         (0.85)

-----------------------------------------------------------------------------------------------------------------------------
$  17.52           51.83%       $ 26,403            1.30%         0.53%         77.74%           1.69%         0.14%
   12.13           18.95          10,311            1.03          0.99          57.71            2.06         (0.04)
   10.27           3.466           5,214            0.46          1.29          31.99            1.82         (0.07)


-----------------------------------------------------------------------------------------------------------------------------
$  13.81            8.39%       $ 59,533            1.00%         1.28%         60.46%           1.12%         1.16%
   12.99            9.80          35,564            0.64          2.10          41.63            1.12          1.62
   12.10          23.046           9,213            0.49          1.65          20.85            1.16          0.98



4 Certain expenses for the Short-Term Fund were assumed or waived by Horace
  Mann Investors, Inc. through December 31, 1999.

5 Certain expenses for the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund were assumed or waived by Horace Mann Investors since their inception, March 10, 1997.

6 The returns are not annualized.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT

[PIE CHART]

Cash & Other Net Assets 1.3%
Common & Preferred Stock 98.7%

Statement of Investments Growth Fund
December 31, 1999


                                                       Number of        Market
                                                        Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK
Aerospace 2.38%
Boeing Co.                                               57,000       $ 2,369
Lockheed Martin Corp.                                   183,600         4,016
Raytheon Co.- B                                         193,200         5,132
United Technologies Corp.                                51,900         3,373
--------------------------------------------------------------------------------
                                                                       14,890
Air Transportation 3.07%
Alaska Air Group, Inc.*                                  25,800           906
AMR Corp.*                                               22,500         1,507
Delta Air Lines, Inc.                                    21,600         1,076
FDX Corp.*                                              383,000        15,679
--------------------------------------------------------------------------------
                                                                       19,168
Apparel 0.14%
VF Corp.                                                 28,200           846

Automotive 1.10%
Cummins Engine Co., Inc.                                 19,200           928
Ford Motor Co.                                          111,400         5,953
--------------------------------------------------------------------------------
                                                                        6,881
Banks & Financial Services 15.23%
A.G. Edwards, Inc.                                       38,200         1,224
Associates First Capital Corp.- A                        67,100         1,841
Bank of America Corp.                                   127,200         6,384
Bear Stearns Cos., Inc.                                  23,010           984
Chase Manhattan Corp.                                   183,400        14,248
Citigroup, Inc.                                          55,500         3,084
Comerica, Inc.                                           66,300         3,095
Federal National Mortgage Association                    79,800         4,983
Firstar Corp.                                            44,200           934
First Union Corp.                                        39,000         1,280
FleetBoston Financial Group                             335,954        11,695
Greenpoint Financial Corp.                               63,700         1,517
Household Int'l, Inc.                                   167,900         6,254
KeyCorp                                                  96,100         2,126
MBNA Corp.                                               89,000         2,425
Merrill Lynch & Co., Inc.                                 8,000           668
Morgan Stanley Dean Witter & Co.                         45,700         6,524
PNC Bank Corp.                                          118,800         5,287
Providian Financial Corp.                                39,800         3,624
Southtrust Corp.                                         92,400         3,488
US Bancorp                                              187,400         4,462
Wachovia Corp.                                           23,900         1,625
Wells Fargo & Co.                                       181,000         7,319
--------------------------------------------------------------------------------
                                                                       95,071
Business Machines 5.08%
Compaq Computer Corp.                                   321,700         8,706
Gateway, Inc.*                                           45,400         3,272
Hewlett-Packard Co.                                      50,200         5,720
International Business Machines Corp.                    24,000         2,592
Lexmark Int'l Group, Inc.- A*                            53,100         4,806
Xerox Corp.                                             294,000         6,670
--------------------------------------------------------------------------------
                                                                       31,766

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT

Growth Fund
December 31, 1999
                                                        Number of      Market
                                                         Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK
(continued)

Business Services 6.51%
 America Online, Inc.*                                    12,700       $   958
 Automatic Data Processing, Inc.                          33,400         1,799
 Computer Sciences Corp.*                                 80,500         7,617
 DST Systems, Inc.*                                       40,200         3,068
 Electronic Data Systems Corp.                           224,600        15,034
 First Data Corp.                                        197,200         9,724
 Tyco Int'l Ltd.                                          65,000         2,527
--------------------------------------------------------------------------------
                                                                        40,727

Chemicals 3.34%
 Dow Chemical Co.                                         34,300         4,583
 DuPont (E.I.) de Nemours & Co.                           83,172         5,479
 Monsanto Co.                                            118,800         4,232
 PPG Industries, Inc.                                     57,000         3,566
 Praxair, Inc.                                            46,800         2,355
 Rohm & Haas Co.                                          17,200           700
--------------------------------------------------------------------------------
                                                                        20,915
Communication Services 6.92%
 Alltel Corp.                                             44,700         3,696
 AT&T Corp.                                              237,700        12,063
 AT&T Corp. - Liberty Media Group - A*                    23,500         1,334
 Bell Atlantic Corp.                                      34,800         2,142
 BellSouth Corp.                                          79,500         3,722
 GTE Corp.                                                57,400         4,050
 MCI WorldCom, Inc.*                                     117,000         6,201
 SBC Communications, Inc.                                164,400         8,015
 Sprint FON Group                                          6,000           615
 Telephone & Data Systems, Inc.                           11,300         1,424
--------------------------------------------------------------------------------
                                                                        43,262
Computer Software Services 4.16%
 Cisco Systems, Inc.*                                     37,600         4,026
 Compuware Corp.*                                        320,800        11,930
 EMC Corp.*                                                7,900           863
 Microsoft Corp.*                                         68,900         8,040
 Oracle Corp.*                                            10,300         1,154
--------------------------------------------------------------------------------
                                                                        26,013
Construction 1.51%
 Lafarge Corp.                                            44,400         1,227
 Masco Corp.                                             323,500         8,209
--------------------------------------------------------------------------------
                                                                         9,436
Consumer Products 2.78%
 Colgate-Palmolive Co.                                    12,100           786
 Fortune Brands, Inc.                                     26,900           889
 Gillette Co. (The)                                        7,200           297
 Minnesota Mining & Mfg. Co.                               6,500           636
 Newell Rubbermaid, Inc.                                 210,800         6,113
 Phillip Morris Cos., Inc.                               278,300         6,453
 Procter & Gamble Co. (The)                               20,300         2,224
--------------------------------------------------------------------------------
                                                                        17,398

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT


Statement of Investments (continued) Growth Fund
December 31, 1999


                                                          Number of      Market
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK
(continued)
Electronic Equipment & Services 3.55%
Analog Devices, Inc.*                                     13,500       $ 1,255
Cypress Semiconductor Corp.*                              64,400         2,085
Intel Corp.                                               31,800         2,616
KLA-Tencor Corp.*                                         12,800         1,425
Lucent Technologies, Inc.                                 58,400         4,369
Micron Technology, Inc.*                                  12,500           972
Motorola, Inc.                                            40,400         5,949
Tellabs, Inc.*                                            35,300         2,264
Texas Instruments, Inc.                                   13,200         1,279
--------------------------------------------------------------------------------
                                                                        22,214
Energy 5.76%
Chevron Corp.                                             62,600         5,423
Coastal Corp.                                             66,600         2,360
Diamond Offshore Drilling, Inc.                           39,000         1,192
Duke Energy Corp.                                         24,700         1,238
Exxon Corp.                                              192,348        15,496
Halliburton Co.                                           34,100         1,373
Royal Dutch Petroleum Co.                                103,600         6,261
Tidewater, Inc.                                           38,800         1,397
USX-Marathon Group                                        50,800         1,254
--------------------------------------------------------------------------------
                                                                        35,994
Entertainment & Recreation 0.98%
Carnival Corp.                                            42,700         2,042
Mattel, Inc.                                             313,200         4,111
--------------------------------------------------------------------------------
                                                                         6,153
Food & Beverage 0.99%
Anheuser-Busch Cos., Inc.                                 11,300           801
Darden Restaurants, Inc.                                  55,200         1,001
IBP, Inc.                                                 30,500           549
McDonald's Corp.                                          18,600           750
PepsiCo, Inc.                                             23,800           839
Ralston Purina Co.                                        33,500           934
Sara Lee Corp.                                            35,500           783
Tyson Foods, Inc.- A                                      33,400           543
--------------------------------------------------------------------------------
                                                                         6,200
Health Care & Pharmaceuticals 5.79%
Abbott Laboratories                                       35,800         1,300
American Home Products Corp.                              44,400         1,751
Bausch & Lomb, Inc.                                       24,700         1,690
Baxter International, Inc.                               142,500         8,951
Becton, Dickinson and Co.                                 66,500         1,779
Bristol-Myers Squibb Co.                                  23,000         1,476
Cardinal Health, Inc.                                     12,000           574
Columbia/HCA Healthcare Corp.                             31,800           932
Covance, Inc.*                                            62,900           680
Johnson & Johnson                                         15,000         1,397
Lilly (Eli) & Co.                                         48,500         3,225
Merck & Co., Inc.                                         24,800         1,663
Pharmacia & Upjohn, Inc.                                  35,700         1,607
Schering-Plough Corp.                                     26,000         1,097
United Healthcare Corp.                                  127,200         6,758
Warner-Lambert Co.                                        16,100         1,319
--------------------------------------------------------------------------------
                                                                        36,199


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT

Growth Fund
December 31, 1999

                                                       Number of        Market
                                                        Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK
(continued)
 Insurance 5.94%
 ACE Ltd.                                                 40,000        $   667
 Allstate Corp.                                          125,100          3,002
 AMBAC Financial Group                                    33,000          1,722
 American Int'l Group, Inc.                               18,375          1,987
 Aon Corp.                                               118,100          4,724
 CIGNA Corp.                                             165,700         13,349
 Financial Security Assurance Hldgs. Ltd.                 41,600          2,168
 Marsh & McLennan Cos., Inc.                              44,200          4,229
 MGIC Investment Corp.                                    35,000          2,107
 Old Republic Int'l Corp.                                119,900          1,634
 XL Capital Ltd.- A                                       30,300          1,572
--------------------------------------------------------------------------------
                                                                         37,161
Manufacturing Diversified 4.95%
 Caterpillar, Inc.                                        19,400            913
 Cooper Industries, Inc.                                  29,000          1,173
 Dover Corp.                                              33,800          1,534
 Emerson Electric Co.                                    129,200          7,413
 General Electric Co.                                     30,700          4,751
 Honeywell International, Inc.                            69,100          3,986
 Illinois Tool Works, Inc.                               147,000          9,932
 Ingersoll-Rand Co.                                       22,800          1,255
--------------------------------------------------------------------------------
                                                                         30,957
Media 2.60%
 Disney (Walt) Co.                                        42,500          1,243
 Fox Entertainment Group*                                109,300          2,726
 Gannett, Inc.                                            64,300          5,244
 Infinity Broadcasting Corp. - A*                         69,700          2,522
 Time Warner, Inc.                                        35,200          2,550
 Tribune Co.                                              35,600          1,960
--------------------------------------------------------------------------------
                                                                         16,245
Metals & Mining 0.63%
 AK Steel Holding Corp.                                   43,300            817
 Aluminum Co. of America                                  37,400          3,104
--------------------------------------------------------------------------------
                                                                          3,921
Optical & Photo 1.22%
 Corning, Inc.                                            40,700          5,248
 Eastman Kodak Co.                                        36,200          2,398
--------------------------------------------------------------------------------
                                                                          7,646
Paper & Forest Product  2.64%
 Champion Int'l Corp.                                     33,500          2,075
 Georgia-Pacific Corp.                                    47,400          2,406
 International Paper Co.                                  44,500          2,511
 Kimberly-Clark Corp.                                    135,500          8,841
 Louisiana-Pacific Corp.                                  49,300            703
--------------------------------------------------------------------------------
                                                                         16,536
Railroad & Shipping 2.99%
 Burlington Northern Santa Fe                            518,900         12,583
 CSX Corp.                                                 8,600            270
 Norfolk Southern Corp.                                  183,700          3,766
 Union Pacific Corp.                                      47,300          2,063
--------------------------------------------------------------------------------
                                                                         18,682

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT

Growth Fund
December 31, 1999


                                                     Number of        Market
                                                      Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCK
(concluded)
Retail 3.46%
 Albertson's Inc.                                       19,800       $    638
 Circuit City Stores                                    24,000          1,082
 Dayton Hudson Corp.                                    26,600          1,953
 Federated Department Stores, Inc.*                     31,300          1,583
 Kroger Co.*                                            86,600          1,635
 Limited, Inc. (The)                                    32,500          1,408
 Lowe's Companies, Inc.                                 38,900          2,324
 May Department Stores Co. (The)                        76,600          2,470
 Safeway, Inc.*                                         18,500            658
 Sears Roebuck & Co.                                    85,200          2,593
 TJX Cos., Inc.                                         71,800          1,467
 Wal-Mart Stores, Inc.                                  54,700          3,781
--------------------------------------------------------------------------------
                                                                       21,592
Utilities 4.66%
 Central & South West Corp.                            319,500          6,390
 Consolidated Edison, Inc.                              40,400          1,394
 Dominion Resources, Inc. (Va)                         142,400          5,589
 DTE Energy Co.                                         39,200          1,230
 El Paso Energy Corp.                                   17,600            683
 Energy East Corp.                                      47,800            995
 Entergy Corp.                                         147,100          3,788
 FPL Group, Inc.                                        38,700          1,657
 GPU, Inc.                                              62,400          1,868
 National Fuel Gas Co.                                  30,000          1,395
 Pinnacle West Capital Corp.                            50,300          1,537
 Southern Co.                                           86,800          2,040
 Unicom Corp.                                           17,300            580
--------------------------------------------------------------------------------
                                                                       29,146
Waste Management 0.24%
 Republic Services, Inc.*                              105,600          1,518

Total Common Stock 98.62%                                             616,537
 (Cost $610,507)
--------------------------------------------------------------------------------
PREFERRED STOCK
Chemical 0.06%
 Monsanto Co.                                           11,600            384
 (Cost $384)
--------------------------------------------------------------------------------
Total Common and Preferred Stock 98.68%                              $616,921
      (Cost $610,891)
--------------------------------------------------------------------------------




See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT



Statement of Investments (concluded)
Growth Fund
December 31, 1999


                                                          Principal
                                                           Amount       Market
                                                            (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM
INVESTMENTS

State Street Bank and Trust - Repurchase Agreement
  2.50%, 01/03/00, (secured by $3,131
  US Treasury Bond, 8.75%, 08/15/20)                        $ 3,064    $  3,064

State Street Bank and Trust - Repurchase Agreement
  2.50%, 01/03/00, (secured by $3,729
  US Treasury Bond, 8.75%, 08/15/20)                          3,650       3,650

Warburg Dillon Read LLC - Repurchase Agreement
  2.40%, 01/03/00, (secured by $841
  US Treasury Bond, 7.25%, 08/15/22)                            824         824
--------------------------------------------------------------------------------
Total Short-Term Investments 1.21%                                        7,538
  (Cost $7,538)
================================================================================
Total Investments 99.89%                                                624,459
  (Cost $618,429)

Cash and Other Assets in Excess of Liabilities 0.11%                        674
--------------------------------------------------------------------------------
Net Assets 100.00%                                                     $625,133
================================================================================

* Non-income producing for the year ended December 31, 1999, as this security did not pay dividends.

See notes to the financial statements.                                      21

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                                    [CHART]


Cash And Other Net Assets                          2.2%
Municipal Bonds                                    1.6%
U.S. and Foreign Corporate Bonds/Notes            17.8%
U.S. & Foreign Government & Agency Obligations    18.2%
Common & Preferred Stock                          60.2%


Statement of Investments
Balanced Fund
December 31, 1999


                                                        Number of       Market
                                                          Shares         (000)
-------------------------------------------------------------------------------
COMMON STOCK

Aerospace 1.43%
Boeing Co.                                                22,300       $   927
Lockheed Martin Corp.                                     69,600         1,523
Raytheon Co.- B                                           75,100         1,995
United Technologies Corp.                                 20,000         1,300
-------------------------------------------------------------------------------
                                                                         5,745
Air Transportation 1.85%
Alaska Air Group, Inc.*                                   10,200           358
AMR Corp.*                                                 8,000           536
Delta Air Lines, Inc.                                      8,500           423
FDX Corp.*                                               149,100         6,104
-------------------------------------------------------------------------------
                                                                         7,421
Apparel 0.08%
VF Corp.                                                  11,000           330

Automotive 0.67%
Cummins Engine Co., Inc.                                   7,500           362
Ford Motor Co.                                            43,700         2,335
-------------------------------------------------------------------------------
                                                                         2,697
Banks & Financial Services 9.20%
A.G. Edwards, Inc.                                        14,900           478
Associates First Capital Corp.- A                         21,200           582
Bank of America Corp.                                     49,800         2,499
Bear Stearns Cos., Inc.                                    9,040           386
Chase Manhattan Corp.                                     71,400         5,547
Citigroup, Inc.                                           22,220         1,235
Comerica, Inc.                                            25,700         1,200
Federal National Mortgage Association                     31,300         1,954
Firstar Corp.                                             17,300           365
First Union Corp.                                         15,500           509
FleetBoston Financial Group                              131,071         4,563
Greenpoint Financial Corp.                                24,900           593
Household Int'l, Inc.                                     65,300         2,432
KeyCorp                                                   37,700           834
MBNA Corp.                                                34,800           948
Merrill Lynch & Co., Inc.                                  4,200           351
Morgan Stanley Dean Witter & Co.                          18,000         2,569
PNC Bank Corp.                                            46,300         2,060
Providian Financial Corp.                                 15,600         1,420
Southtrust Corp.                                          36,100         1,363
US Bancorp                                                71,900         1,712
Wachovia Corp.                                             8,200           558
Wells Fargo & Co.                                         70,400         2,847
-------------------------------------------------------------------------------
                                                                        37,005
Business Machines 3.08%
Compaq Computer Corp.                                    125,100         3,386
Gateway, Inc.*                                            17,700         1,275
Hewlett-Packard Co.                                       19,600         2,233
International Business Machines Corp.                      9,600         1,037
Lexmark Int'l Group, Inc.- A*                             20,700         1,873
Xerox Corp.                                              113,900         2,584
-------------------------------------------------------------------------------
                                                                        12,388


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Statement of Investments (continued) Balanced Fund
December 31, 1999

                                                          Number of       Market
                                                           Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK
(continued)

Business Services 3.98%
America Online, Inc.*                                        5,100     $   385
Automatic Data Processing, Inc.                             12,700         684
Computer Sciences Corp.*                                    32,000       3,028
DST Systems, Inc.*                                          15,800       1,206
Electronic Data Systems Corp.                               87,300       5,844
First Data Corp.                                            78,800       3,886
Tyco Int'l Ltd.                                             25,800       1,003
-------------------------------------------------------------------------------
                                                                        16,036
Chemicals 2.01%
Dow Chemical Co.                                            13,300       1,777
DuPont (E.I.) de Nemours & Co.                              32,035       2,110
Monsanto Co.                                                45,900       1,635
PPG Industries, Inc.                                        22,300       1,395
Praxair, Inc.                                               18,200         916
Rohm & Haas Co.                                              6,600         269
-------------------------------------------------------------------------------
                                                                         8,102
Communication Services 4.28%
Alltel Corp.                                                17,600       1,455
AT&T Corp.                                                  94,600       4,801
AT&T Corp. - Liberty Media Group - A*                        8,600         488
American Mobile Satellite Corp. (warrants)* **                  25           1
Bell Atlantic Corp.                                         14,100         868
BellSouth Corp.                                             31,200       1,461
GTE Corp.                                                   22,500       1,588
KMC Telecom Holdings, Inc. (warrants)* **                      475           1
MCI WorldCom, Inc.*                                         47,100       2,496
SBC Communications, Inc.                                    66,500       3,242
Sprint FON Group                                             2,400         246
Telephone & Data Systems, Inc.                               4,400         554
-------------------------------------------------------------------------------
                                                                        17,201
Computer Software Services 2.57%
Cisco Systems, Inc.*                                        15,400       1,649
Compuware Corp.*                                           125,000       4,648
EMC Corp.*                                                   3,400         371
Microsoft Corp.*                                            27,200       3,174
Oracle Corp.*                                                4,600         515
-------------------------------------------------------------------------------
                                                                        10,357
Construction 0.91%
Lafarge Corp.                                               17,100         472
Masco Corp.                                                125,800       3,192
-------------------------------------------------------------------------------
                                                                         3,664
Consumer Products 1.72%
Colgate-Palmolive Co.                                        5,600         364
Fortune Brands, Inc.                                        10,400         344
Gillette Co. (The)                                           2,800         115
Minnesota Mining & Mfg. Co.                                  3,000         294
Newell Rubbermaid, Inc.                                     82,000       2,378
Phillip Morris Cos., Inc.                                  111,200       2,578
Procter & Gamble Co. (The)                                   7,800         855
-------------------------------------------------------------------------------
                                                                         6,928
Electronic Equipment & Services 2.18%
Analog Devices, Inc.*                                        6,300         586
Cypress Semiconductor Corp.*                                25,200         816



See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                      1999 ANNUAL REPORT

Balanced Fund
December 31, 1999
                                                         Number of       Market
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK
(continued)

Intel Corp.                                               12,400       $ 1,020
KLA-Tencor Corp.*                                          5,000           557
Lucent Technologies, Inc.                                 23,400         1,751
Micron Technology, Inc.*                                   5,000           389
Motorola, Inc.                                            15,300         2,253
Tellabs, Inc.*                                            14,000           898
Texas Instruments, Inc.                                    5,300           513
--------------------------------------------------------------------------------
                                                                         8,783
Energy 3.51%
Chevron Corp.                                             24,200         2,096
Coastal Corp.                                             26,000           921
Diamond Offshore Drilling, Inc.                           15,300           468
Duke Energy Corp.                                          9,900           496
Exxon Corp.                                               76,101         6,131
Halliburton Co.                                           12,200           491
Royal Dutch Petroleum Co.                                 41,200         2,490
Tidewater, Inc.                                           15,200           547
USX-Marathon Group                                        19,900           491
--------------------------------------------------------------------------------
                                                                        14,131

Entertainment & Recreation 0.60%
Carnival Corp.                                            16,800           803
Mattel, Inc.                                             123,900         1,626
--------------------------------------------------------------------------------
                                                                         2,429

Food & Beverage 0.62%
Anheuser-Busch Cos., Inc.                                  4,800           341
Darden Restaurants, Inc.                                  21,600           391
IBP, Inc.                                                 11,800           212
McDonald's Corp.                                           7,000           282
PepsiCo, Inc.                                             10,600           374
Ralston Purina Co.                                        13,100           365
Sara Lee Corp.                                            14,000           309
Tyson Foods, Inc.- A                                      13,100           213
--------------------------------------------------------------------------------
                                                                         2,487

Health Care & Pharmaceuticals 3.52%
Abbott Laboratories                                       14,100           512
American Home Products Corp.                              18,100           714
Bausch & Lomb, Inc.                                        9,700           664
Baxter International, Inc.                                55,600         3,492
Becton, Dickinson and Co.                                 25,600           685
Bristol-Myers Squibb Co.                                   8,300           533
Cardinal Health, Inc.                                      4,500           215
Columbia/HCA Healthcare Corp.                             16,300           478
Covance, Inc.*                                            24,200           262
Johnson & Johnson                                          5,000           466
Lilly (Eli) & Co.                                         18,900         1,257
Merck & Co., Inc.                                         10,200           684
Pharmacia & Upjohn, Inc.                                  13,900           626
Schering-Plough Corp.                                     10,300           435
United Healthcare Corp.                                   49,500         2,630
Warner-Lambert Co.                                         6,500           533
--------------------------------------------------------------------------------
                                                                        14,186

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Balanced Fund
December 31, 1999

                                                       Number of         Market
                                                       Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK
(continued)

Insurance 3.61%
ACE Ltd.                                                 16,100        $   269
Allstate Corp.                                           49,000          1,176
AMBAC Financial Group                                    12,900            673
American Int'l Group, Inc.                                8,875            960
Aon Corp.                                                43,450          1,738
CIGNA Corp.                                              64,600          5,204
Financial Security Assurance Hldgs. Ltd.                 16,300            850
Marsh & McLennan Cos., Inc.                              16,200          1,550
MGIC Investment Corp.                                    13,800            831
Old Republic Int'l Corp.                                 47,000            640
XL Capital Ltd.- A                                       12,000            623
--------------------------------------------------------------------------------
                                                                        14,514
Manufacturing (Diversified) 3.07%
Caterpillar, Inc.                                         8,800            414
Cooper Industries, Inc.                                  11,300            457
Dover Corp.                                              13,300            603
Emerson Electric Co.                                     50,500          2,897
General Electric Co.                                     12,400          1,919
Honeywell International, Inc.                            27,400          1,581
Illinois Tool Works, Inc.                                59,300          4,006
Ingersoll-Rand Co.                                        8,900            490
--------------------------------------------------------------------------------
                                                                        12,367
Media 1.57%
Disney (Walt) Co.                                        15,000            439
Fox Entertainment Group*                                 42,900          1,070
Gannett, Inc.                                            25,400          2,072
Infinity Broadcasting Corp. - A*                         27,200            984
Time Warner, Inc.                                        13,800          1,000
Tribune Co.                                              13,700            754
--------------------------------------------------------------------------------
                                                                         6,319
Metals & Mining 0.39%
AK Steel Hldgs. Corp.                                    16,900            319
Aluminum Co. of America                                  15,000          1,245
--------------------------------------------------------------------------------
                                                                         1,564

Optical & Photo 0.74%
Corning, Inc.                                            15,800          2,037
Eastman Kodak Co.                                        14,200            941
--------------------------------------------------------------------------------
                                                                         2,978

Paper & Forest Products 1.62%
Champion Int'l Corp.                                     13,200            818
Georgia-Pacific Corp.                                    18,600            944
International Paper Co.                                  18,100          1,022
Kimberly-Clark Corp.                                     53,000          3,458
Louisiana-Pacific Corp.                                  19,300            275
--------------------------------------------------------------------------------
                                                                         6,517
Railroad & Shipping 1.82%
Burlington Northern Santa Fe                            201,800          4,894
CSX Corp.                                                 5,400            169
Norfolk Southern Corp.                                   71,500          1,466
Union Pacific Corp.                                      18,500            807
--------------------------------------------------------------------------------
                                                                         7,336



See notes to the financial statements.

Balanced Fund
December 31, 1999

                                                      Number of       Market
                                                        Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK
(concluded)

Retail 2.13%
Albertson's Inc.                                         7,700       $    248
Circuit City Stores                                      9,600            433
Dayton Hudson Corp.                                     11,300            830
Federated Department Stores, Inc.*                      12,300            622
Kroger Co.*                                             33,700            636
Limited, Inc. (The)                                     12,800            554
Lowe's Companies, Inc.                                  15,200            908
May Department Stores Co. (The)                         30,500            984
Safeway, Inc.*                                           7,200            256
Sears Roebuck & Co.                                     33,400          1,017
TJX Cos., Inc.                                          28,100            574
Wal-Mart Stores, Inc.                                   21,900          1,514
--------------------------------------------------------------------------------
                                                                        8,576
Utilities 2.81%
Central & South West Corp.                             124,300          2,486
Consolidated Edison, Inc.                               15,900            549
Dominion Resources, Inc. (Va)                           55,400          2,174
DTE Energy Co.                                          15,400            483
El Paso Energy Corp.                                     6,800            264
Energy East Corp.                                       18,700            389
Entergy Corp.                                           56,000          1,442
FPL Group, Inc.                                         14,900            638
GPU, Inc.                                               24,500            733
National Fuel Gas Co.                                   11,600            539
Pinnacle West Capital Corp.                             20,000            611
Southern Co.                                            34,000            799
Unicom Corp.                                             6,600            221
--------------------------------------------------------------------------------
                                                                       11,328

Waste Management 0.15%
Republic Services, Inc.*                                41,300            594
--------------------------------------------------------------------------------
Total Common Stock 60.12%                                            $241,983
(Cost $238,999)

--------------------------------------------------------------------------------
PREFERRED STOCK

Chemical 0.03%

Monsanto Co.                                             4,300            142
(Cost $203)
--------------------------------------------------------------------------------

Total Common and Preferred Stock 60.15%                               242,125
(Cost $239,202)



See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Balanced Fund

December 31, 1999

                                                        Principal
                                                        Amount           Market
                                                        (000)            (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS

Treasury Bonds/Notes
11.875%, 11/15/03                                        $3,000        $3,541
10.375%, 11/15/09                                         4,000         4,601
12.00%, 08/15/13                                          4,000         5,341
Federal Home Loan Banks
5.905%, 03/27/08                                          1,000           927

Federal National Mortgage Association
6.42%, 02/27/08                                           1,500         1,402
6.50%, 04/25/08                                           1,800         1,686
6.60%, 05/01/08                                           1,500         1,411
6.46%, 06/26/08                                           1,000           934
6.36%, 08/14/08                                           1,215         1,127

Federal Home Loan Mortgage Corporation
(Mortgage Backed Securities)
9.50%, 08/01/01                                               2             2
9.50%, 09/01/01                                               2             2
9.50%, 10/01/01                                               5             5
9.25%, 11/01/02                                              16            16
8.25%, 10/01/07                                              35            35
8.25%, 11/01/07                                              33            34
8.75%, 05/01/08                                              25            25
8.50%, 08/01/08                                              15            15
9.00%, 09/01/08                                              37            38
8.00%, 09/01/09                                              31            31
8.00%, 04/01/10                                              37            37
7.00%, 09/01/10                                              11            11
7.00%, 10/01/10                                              67            67
7.00%, 12/01/10                                              63            62
7.00%, 01/01/11                                           1,223         1,214
7.00%, 02/01/11                                           1,627         1,613
7.00%, 03/01/11                                           2,707         2,685
7.00%, 04/01/11                                             989           981
7.00%, 07/01/11                                             684           678
6.00%, 08/01/12                                              64            61
6.00%, 09/01/12                                              67            64
6.00%, 01/01/13                                              30            28
6.00%, 02/01/13                                             803           762
6.00%, 06/01/13                                             108           103
6.00%, 10/01/13                                             655           622
6.00%, 11/01/13                                             859           815
6.50%, 05/01/14                                             512           497

Federal National Mortgage Association
(Mortgage Backed Securities)
7.043%, 07/01/06                                            862           853
6.85%, 10/01/07                                           1,685         1,637
6.79%, 11/01/07                                           1,101         1,074
6.62%, 12/01/07                                             402           385
6.44%, 01/01/08                                             588           558
6.50%, 01/01/08                                             123           117
6.51%, 01/01/08                                              83            79
6.58%, 01/01/08                                             102            98
6.62%, 01/01/08                                              59            56


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Balanced Fund
December 31, 1999


U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS
(continued)
                                                       Principal
                                                        Amount         Market
                                                         (000)          (000)
--------------------------------------------------------------------------------
6.47%, 02/01/08                                           $  442       $  420
6.265%, 06/01/08                                             197          185
6.34%, 06/01/08                                              236          222
6.42%, 06/01/08                                              295          279
6.23%, 07/01/08                                              197          184
6.25%, 07/01/08                                              985          922
6.31%, 07/01/08                                              138          130
6.21%, 08/01/08                                              954          892
5.845%, 01/01/09                                             401          365
5.98%, 01/01/09                                              335          308
6.23%, 01/01/09                                              373          347
8.75%, 02/01/10                                              190          195
6.50%, 11/01/12                                            1,276        1,241
10.25%, 07/01/13                                               6            6
8.00%, 08/01/14                                              656          664
8.50%, 09/01/14                                              282          291
8.50%, 01/01/15                                              168          173
8.50%, 03/01/15                                              233          240
6.00%, 06/01/18                                            1,822        1,692
6.00%, 12/01/18                                              291          270
6.00%, 01/01/19                                              285          265
7.50%, 10/01/22                                              474          471
7.50%, 07/01/23                                              217          215

Government National Mortgage Association
(Mortgage Backed Securities)
11.00%, 12/15/00                                               7            7
9.50%, 08/20/01                                                7            7
9.50%, 10/20/01                                               10           10
9.50%, 07/20/02                                               10           10
9.50%, 12/20/02                                               11           11
9.50%, 01/20/03                                                9           10
9.50%, 02/20/03                                               12           13
9.50%, 05/20/03                                               23           24
9.50%, 08/20/03                                               15           15
9.50%, 09/20/03                                               34           35
9.50%, 11/20/03                                               15           15
9.50%, 09/20/04                                                8            8
8.25%, 05/15/06                                               63           65
6.50%, 12/15/12                                              287          278
6.50%, 02/15/13                                              398          386
6.50%, 05/15/13                                              719          697
6.50%, 08/15/13                                              444          431
6.50%, 10/15/13                                              237          230
6.50%, 02/15/14                                              275          267
6.00%, 03/15/14                                              463          439
8.50%, 01/15/20                                               24           25
8.50%, 02/15/21                                              102          106
8.50%, 06/15/21                                               63           65
8.50%, 08/15/21                                               14           14
8.00%, 05/20/22                                              225          227
7.50%, 01/15/23                                              809          804
7.50%, 02/15/23                                               36           36
8.50%, 04/15/23                                              133          137

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Balanced Fund
December 31, 1999



                                                        Principal
                                                         Amount        Market
                                                          (000)         (000)
================================================================================
U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS
(continued)

7.50%, 05/15/23                                          $ 1,050       $ 1,043
7.50%, 06/15/23                                            1,111         1,104
7.50%, 08/15/23                                              572           568
7.50%, 09/15/23                                              215           214
7.50%, 11/15/23                                              776           771
7.50%, 12/15/23                                            3,242         3,225
6.50%, 03/15/28                                               64            60
6.50%, 04/15/28                                            1,085         1,019
6.50%, 06/15/28                                              493           462
6.50%, 07/15/28                                              288           270
6.50%, 08/15/28                                              703           661
6.50%, 10/15/28                                              658           617
6.50%, 01/15/29                                            2,282         2,159
6.50%, 02/15/29                                              300           282
7.00%, 03/15/29                                              188           181
7.00%, 04/15/29                                              846           818
7.00%, 06/15/29                                              448           433
7.00%, 07/15/29                                            1,429         1,379
7.00%, 08/15/29                                              325           314
7.00%, 09/15/29                                              727           702

Collateralized Mortgage Obligation
(Planned Amortization Class)(Note 3)
Credit Suisse First Boston 1997-C2
6.55%, 11/17/07                                            1,200         1,133
GE Capital Mortgage Services, Inc.
6.00%, 04/25/09                                            1,000           953
FNMA 1993-182 Class H
5.00%, 09/25/23                                            1,709         1,583
FNMA 1994-19 Class B
5.00%, 01/25/24                                            1,538         1,436

Foreign (U.S. dollar denominated)
SCL Term Aereo Santiago**
6.95%, 07/01/12                                            1,500         1,363
--------------------------------------------------------------------------------

Total U.S. and Foreign Government and
Agency Obligations 18.24%                                               73,429
(Cost $80,982)

================================================================================

MUNICIPAL BONDS

California Hsg Fin Agy Rev
8.16%, 02/01/28                                            1,065         1,076
Denver, CO City & County Sch. Dist
6.79%, 12/15/08                                              930           888
Horry Cnty, SC Airport Rev
7.38%, 07/01/12                                            1,450         1,392
Ohio State Taxable Dev Assistance
7.60%, 10/01/16                                            1,250         1,220
Oxnard, CA Un High Sch. Dist
7.78%, 08/01/17                                            1,000           980
San Bernardino County
7.09%, 08/01/11                                            1,000           954
--------------------------------------------------------------------------------
Total Municipal Bonds 1.62%
(Cost $7,020)                                                            6,510



See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Balanced Fund
December 31, 1999


                                                       Principal
                                                        Amount          Market
                                                         (000)           (000)
================================================================================
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES

Accuride Corp.
9.25%, 02/01/08                                         $  300         $  273
Advanced Micro Devices, Inc.
11.00%, 08/01/03                                           290            286
AK Steel Corp.
9.125%, 12/15/06                                           250            254
AK Steel Corp.
7.875%, 02/15/09                                            80             76
Alaris Medical System, Inc.
9.75%, 12/01/06                                             50             43
Alaris Medical System, Inc.+
0.00%, 08/01/08                                            375            154
Alaska Communication Hldgs., Inc.
9.375%, 05/15/09                                           100             97
Allbritton Communication Co.
9.75%, 11/30/07                                            200            201
Allbritton Communication Co.
8.875%, 02/01/08                                           325            312
Allied Waste Industries
7.625%, 01/01/06                                           145            130
AMC Entertainment, Inc.
9.50%, 03/15/09                                            300            267
AMC Entertainment, Inc.
9.50%, 02/01/11                                            100             89
American Media Operations, Inc.
10.25%, 05/01/09                                           150            152
American Standard, Inc.
7.625%, 02/15/10                                            70             64
Amphenol Corp.
9.875%, 05/15/07                                           250            261
AMR Corp.
9.00%, 09/15/16                                          1,550          1,635
AMSC Acquistion, Inc.
12.25%, 03/31/08                                            75             59
Arcadia Financial Ltd.
11.50%, 03/15/07                                            25             26
ARCO Chemical Co.
9.80%, 02/01/20                                            200            200
Armco, Inc.
9.00%, 09/15/07                                            275            278
Aurora Foods, Inc.
9.875%, 02/15/07                                           100            101
Aurora Foods, Inc.
8.75%, 07/01/08                                            100             96
Aztar Corp.
8.875%, 05/15/07                                           275            264
B & G Foods Incications Corp.
9.625%, 08/01/07                                           275            244
Banponce Corp.
6.75%, 12/15/05                                          1,760          1,651
Bayou Steel Corp.
9.50%, 05/15/08                                            100             93
Bell Sports, Inc.
11.00%, 08/15/08                                           250            250




See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Balanced Fund
December 31, 1999


                                                       Principal
                                                        Amount         Market
                                                         (000)          (000)
================================================================================
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(continued)

Benedek Communications Corp. +
0.00%, 05/15/06                                         $  185         $  165
Beverly Enterprises
9.00%, 02/15/06                                            170            160
Boise Cascade Office Products Co.
7.05%, 05/15/05                                          1,600          1,473
Bresnan Communications Group +
0.00%, 02/01/09                                            100             69
BTI Telecom Corp.
10.50%, 09/15/07                                           350            322
Century Communications Corp. +
0.00%, 01/15/08                                            950            409
Chancellor Media Corp.
9.375%, 10/01/04                                           170            175
Charter Communications Hldgs
8.625%, 04/01/09                                           400            369
Chevy Chase Bank F.S.B
9.25%, 12/01/08                                            140            132
Chiquita Brands Int'l, Inc.
10.00%, 06/15/09                                           135             98
Classic Cable, Inc.
9.875%, 08/01/08                                           175            173
Columbia/HCA Healthcare Corp.
7.25%, 05/20/08                                            175            157
Commercial Credit Group, Inc.
10.00%, 05/15/09                                         1,021          1,188
Computer Association Int'l, Inc.
6.50%, 04/15/08                                          2,000          1,805
Concentric Network Corp.
12.75%, 12/15/07                                           325            342
Container Corp. of America
9.75%, 04/01/03                                            170            173
Contour Energy Co.
14.00%, 04/15/03                                           184            180
Cross Timbers Oil Co.
9.25%, 04/01/07                                            150            148
Crown Castle Int'l Corp.* +
0.00%, 11/15/07                                            150            113
CSC Holdings, Inc.
9.25%, 11/01/05                                            150            156
Decision One Hldgs. Corp. ***
9.75%, 08/01/07                                            200              1
Del Monte Foods Co. * +
0.00%, 12/15/07                                            313            241
Delco Remy Int'l, Inc.
10.625%, 08/01/06                                          105            109
Delco Remy Int'l, Inc.
8.625%, 12/15/07                                           100             94
Delta Air Lines, Inc.
10.125%, 05/15/10                                          886            995
Delta Air Lines, Inc.
9.75%, 05/15/21                                            412            461
Dime Capital Trust
9.33%, 05/06/27                                          1,500          1,434




See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Balanced Fund
                     December 31, 1999


                                                         Principal
                                                           Amount         Market
                                                           (000)          (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(continued)

Doral Financial Corp.
   8.50%, 07/08/04                                        $ 1,500        $ 1,481
Duane Reade, Inc.
   9.25%, 12/15/08                                            500            489
Dura Operating Corp.
   9.00%, 05/01/09                                            185            174
e. spire Communications, Inc. +
   0.00%, 04/01/06                                            250            117
EchoStar DBS Corp.
   9.375%, 02/01/09                                           725            727
El Paso Energy Corp.
   6.75%, 05/15/09                                          1,500          1,400
Emmis Communications Corp.
   8.125%, 03/15/09                                           135            128
Empresa Nacional de Electricid
  8.50%, 04/01/09                                             650            644
Energy Corp of America
  9.50%, 05/15/07                                             425            297
Engle Homes, Inc.
  9.25%, 02/01/08                                             285            257
Exodus Communications, Inc.
  11.25%, 07/01/08                                            250            258
Fairchild Semiconductor Corp.
  10.125%, 03/15/07                                           450            459
Falcon Building Products, Inc. +
  0.00%, 06/15/07                                             500            373
Falcon Holdings Group LP +
  0.00%, 04/15/10                                             255            191
Falcon Holdings Group LP
  8.375%, 04/15/10                                            250            252
Farmers Ins. Exch.**
  8.625%, 05/01/24                                          1,500          1,497
Federal-Mogul Co.
  8.80%, 04/15/07                                             200            194
First Republic Bank
  7.75%, 09/15/12                                           1,500          1,270
Fisher Scientific Int'l, Inc.
  9.00%, 02/01/08                                             250            240
Fonda Group, Inc.
  9.50%, 03/01/07                                             250            209
Frontiervision Hldg. LP o
  0.00%, 09/15/07                                             225            200
Gaylord Container Corp.
  9.375%, 06/15/07                                            150            139
GCI, Inc.
  9.75%, 08/01/07                                             600            551
General Electric Cap Corp.
  8.85%, 04/01/05                                           1,000          1,058
Georgia Gulf Corp.**
  10.375%, 11/01/07                                            45             47
Globalstar Capital Corp.
  10.75%, 11/01/04                                            350            224
Granite Broadcasting Corp.
  8.875%, 05/15/08                                            300            287


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Balanced Fund
                     December 31, 1999


                                                       Principal
                                                        Amount          Market
                                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(continued)

Grove Worldwide LLC
  9.25%, 05/01/08                                         $  210         $   59
GST Networks FDG, Inc. +
  0.00%, 05/01/08                                            250            121
GST Telecommunications, Inc. +
  0.00%, 11/15/07                                             60             57
Hammon, John Q Hotels
  8.875%, 02/15/04                                           250            228
Hayes Wheels Int'l, Inc.
  9.125%, 07/15/07                                           150            145
Heller Financial, Inc.
  5.625%, 03/15/00                                           730            729
Hollywood Casino Corp.
  11.25%, 05/01/07                                           150            157
Hyperion Telecommunications, Inc. +
  13.00%, 04/15/03                                           120            107
Hyperion Telecommunications, Inc.
  12.25%, 09/01/04                                           200            214
ICO, Inc.
  10.375%, 06/01/07                                          130            120
Insight Midwest LP**
  9.75%, 10/01/09                                             70             72
Intermedia Communications, Inc.
  8.875%, 11/01/07                                           200            186
Intermedia Communications, Inc.
  8.50%, 01/15/08                                            350            318
Intermedia Communications, Inc.
  8.60%, 06/01/08                                            150            138
International Wire Group, Inc.
  11.75%, 06/01/05                                           100            103
Interpool, Inc.
  7.35%, 08/01/07                                          1,800          1,484
Iridium Cap Corp. ***
  11.25%, 07/15/05                                           400             20
Iron Mountain, Inc.
  8.75%, 09/30/09                                            240            229
ITC Deltacom, Inc.
  8.875%, 03/01/08                                           100             96
ITC Deltacom, Inc.
  9.75%, 11/15/08                                             95             96
Johnstown America Inds., Inc.
  11.75%, 08/15/05                                           235            239
K & F Industries, Inc.
  9.25%, 10/15/07                                            425            408
Key Energy Services, Inc.
  14.00%, 01/15/09                                            50             55
KMC Telecom Hldgs. Inc. +
  0.00%, 02/15/08                                            475            271
L-3 Communications Corp.
  8.50%, 05/15/08                                             50             47
L-3 Communications Corp.
  8.00%, 08/01/08                                             90             82
LDM Technologies, Inc.
  10.75%, 01/15/07                                           210            191


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Balanced Fund
                     December 31, 1999


                                                       Principal
                                                         Amount          Market
                                                         (000)            (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(continued)

Level 3 Communications, Inc.
  9.125%, 05/01/08                                       $   175         $  165
Liberty Financial Cos., Inc.
  6.75%, 11/15/08                                          1,205          1,110
Life Point Hospital Hldgs., Inc.
  10.75%, 05/15/09                                           125            122
Lin Hldgs. Corp. o
  0.00%, 03/01/08                                            850            573
Loews Ciniplex Entertainment Corp.
  8.875%, 08/01/08                                           230            203
LTV Corp.**
  11.75%, 11/15/09                                           175            182
Lumberman's Mutual Casualty Co.**
  9.15%, 07/01/26                                          1,000            957
Lyondell Chemical Co.
  9.875%, 05/01/07                                           495            507
Mattress Discounters Corp.**
  12.625%, 07/15/07                                          175            171
McLeodUSA, Inc.
  9.25%, 07/15/07                                            150            150
McLeodUSA, Inc.
  8.375%, 03/15/08                                           100             94
Mediq PRN Life Support Services
  11.00%, 05/01/06                                           250            100
MGC Communications, Inc.
  13.00%, 10/01/04                                           175            176
MJD Communications, Inc.
  9.50%, 05/01/08                                            100             94
Morgan Stanley Group, Inc.
  8.33%, 01/15/07                                          1,295          1,261
Nash Finch Corp.
  8.50%, 05/01/08                                            250            207
NCNB Corp.
  10.20%, 07/15/15                                           350            417
Neenah Corp.
  11.125%, 05/01/07                                          220            204
New World Pasta Co.
  9.250%, 02/15/09                                            40             37
Newfield Exploration Co.
  7.45%, 10/15/07                                          1,550          1,410
Nextel Communications, Inc. +
  0.00%, 10/31/07                                          1,100            787
NEXTLINK Communications, Inc. +
  0.00%, 04/15/08                                            615            391
NEXTLINK Communications, Inc. +
  0.00%, 06/01/09                                            185            114
Nortek, Inc.
  9.125%, 09/01/07                                           250            242
Nortek, Inc.
  8.875%, 08/01/08                                            55             52
NRG Energy, Inc.
  7.50%, 06/15/07                                          1,550          1,455
Numatics, Inc.
  9.625%, 04/01/08                                           200            150


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Balanced Fund
                     December 31, 1999


                                                      Principal
                                                      Amount             Market
                                                      (000)              (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(continued)

Olympic Financial Ltd.
  11.50%, 03/15/07                                        $   90         $   94
Olympic Financial Ltd.
  11.50%, 03/15/07                                           100            102
Owens & Minor, Inc.
  10.875%, 06/01/06                                          415            422
P & L Coal Hldgs. Corp.
  9.625%, 05/15/08                                           650            640
PP & L Capital Funding, Inc.
  6.79%, 11/22/04                                          1,510          1,467
Packaging Corp. of America
  9.625%, 04/01/09                                           100            102
Pierce Leahy Corp.
  9.125%, 07/15/07                                           130            127
Pioneer Americas Acquisition Corp.
  9.25%, 06/15/07                                            110             87
Plains Resources, Inc.
  10.25%, 03/15/06                                           250            244
Prestolite Electric, Inc.
  9.625%, 02/01/08                                           125             98
Pride Petroleum Services, Inc.
  9.375%, 05/01/07                                           100            100
Primedia, Inc.
  7.625%, 04/01/08                                           200            187
PSINet, Inc.
  10.00%, 02/15/05                                           310            307
PSINet, Inc.
  11.50%, 11/01/08                                           125            131
Raytheon Co.
  6.30%, 08/15/00                                            500            498
RBF Finance Co.
  11.375%, 03/15/09                                          210            225
RCN Corp. +
  0.00%, 07/01/09                                            300            196
Republic NY Corp.
  9.30%, 06/01/21                                          1,700          1,879
Resource America, Inc.
  12.00%, 08/01/04                                           120             99
Royster Clark, Inc.**
  10.25%, 04/01/09                                           175            158
SCG Hldgs. Corp.**
  12.00%, 08/01/09                                           215            229
Scotts Co.**
  8.625%, 01/15/09                                            50             48
Seagram Joseph E & Sons, Inc.
  8.875%, 09/15/11                                         1,500          1,590
Silgan Corp.
  9.00%, 06/01/09                                            200            192
Sovereign Specialty Chemicals
  9.50%, 08/01/07                                            430            435
Standard PAC Corp.
  8.50%, 06/15/07                                            450            432
Staples, Inc.
  7.125%, 08/15/07                                         1,000            940


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Balanced Fund
                     December 31, 1999

                                                       Principal
                                                        Amount          Market
                                                         (000)          (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(continued)

Stater Brothers Holdings, Inc.
  10.75%, 08/15/06                                      $    265       $    268
Station Casinos, Inc.
  8.875%, 12/01/08                                           300            286
Sullivan Graphics, Inc.
  12.75%, 08/01/05                                           295            305
Sunoco, Inc.
  7.75%, 09/01/09                                          1,300          1,267
Telecommunications Tech. Co.
  9.75%, 05/15/08                                            280            255
Tenet Healthcare Corp.
  8.125%, 12/01/08                                           150            140
Texas Petrochemicals Corp.
  11.125%, 07/01/06                                          275            242
Time Warner Telecom LLC
  9.75%, 07/15/08                                            125            129
Toll Corp.
  7.75%, 09/15/07                                            100             92
Triad Hospitals Hldgs., Inc.
  11.00%, 05/15/09                                           225            232
Tricon Global Restraurants, Inc.
  7.65%, 05/15/08                                            150            142
True Temper Sports, Inc.
  10.875%, 12/01/08                                          400            382
Tuboscope Vetco Int'l, Inc.
  7.50%, 02/15/08                                            250            207
TV Guide, Inc.
  8.125%, 03/01/09                                           150            150
United Air Lines, Inc.
  10.67%, 05/01/04                                           672            736
United Air Lines, Inc.
  9.125%, 01/15/12                                           843            867
Universal Hospital Services
  10.25%, 03/01/08                                           150            102
USA Networks, Inc.
  6.75%, 11/15/05                                          1,500          1,433
USX Marathon Group
  6.65%, 02/01/06                                          1,500          1,420
Verio, Inc.
  11.25%, 12/01/08                                           150            157
Viatel, Inc.
  11.25%, 04/15/08                                           231            229
Vlasic Foods Int'l, Inc.
  10.25%, 07/01/09                                           175            167
Webb Del Corp.
  10.25%, 02/15/10                                           100             97
Weirton Steel Corp.
  11.375%, 07/01/04                                          240            232
WESCO Distribution, Inc.
  9.125%, 06/01/08                                           350            330
Western Financial BK-FSB
  8.875%, 08/01/07                                           425            376
Westpoint Stevens, Inc.
  7.875%, 06/15/08                                           110            100
WMX Technologies, Inc.
  7.00%, 10/15/06                                            250            219


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Statement of Investments (concluded)
                     Balanced Fund
                     December 31, 1999

                                                       Principal
                                                        Amount        Market
                                                         (000)         (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(concluded)

Asset Backed
AESOP Funding II LLC**
  6.14%, 05/20/06                                          $  1,000    $    952
Banc One Auto Grantor Trust 96-B A
  6.55%, 02/15/03                                                97          97
--------------------------------------------------------------------------------

Total U.S. and Foreign Corporate
Bonds/Notes 17.84%                                                       71,804
(Cost $72,250)

================================================================================
SHORT-TERM
INVESTMENTS

State Street Bank and Trust - Repurchase Agreement
  2.50%, 01/03/00, (secured by $1,276
  US Treasury Note, 7.50%, 02/15/05)                        1,251       1,251

State Street Bank and Trust - Repurchase Agreement
  2.50%, 01/03/00, (secured by $403
  US Treasury Bond, 6.875%, 08/15/25)                         392         392

Warburg Dillon Read LLC - Repurchase Agreement
  2.40%, 01/03/00, (secured by $4,813
  US Treasury Bond, 10.375%, 11/15/12)                      4,718       4,718
--------------------------------------------------------------------------------

Total Short-Term Investments 1.58%                                      6,361
(Cost $6,361)
--------------------------------------------------------------------------------

Total Investments 99.43%                                              400,229
(Cost $405,815)
--------------------------------------------------------------------------------

Cash and Other Assets in
Excess of Liabilities 0.57%                                             2,310
--------------------------------------------------------------------------------

Net Assets 100.00%                                                   $402,539
================================================================================

* Non-income producing for the year ended December 31, 1999, as this security did not pay dividends.

** Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At December 31, 1999, these securities amounted to $5,678 or 1.4 percent of net assets

***  Defaulted

+ Denotes a step bond: a zero coupon bond that converts to a fixed or variable rate at a future date.


                       See notes to financial statements

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                    [PIE CHART]

Cash & Other Net Assets                           2.2%
Municipal Bonds                                   5.8%
U.S. & Foreign Corporate Bonds/Notes             47.0%
U.S. & Foreign Government & Agency Obligations   45.0%



                           Statement of Investments
                           Income Fund
                           December 31, 1999


                                                          Principal
                                                           Amount        Market
                                                            (000)        (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
GOVERNMENT
AND AGENCY
OBLIGATIONS

Treasury Bonds/Notes
  11.875%, 11/15/03                                            $400        $472
  12.00%, 08/15/13                                              300         401

Federal Home Loan Bank
  5.925%, 04/09/08                                              100          93

Federal National Mortgage Association
  6.56%, 02/05/08                                               100          94
  6.50%, 04/25/08                                               100          94
  6.60%, 05/01/08                                               100          94
  6.59%, 05/21/08                                               120         113
  6.29%, 06/20/08                                               100          93
  6.36%, 08/14/08                                               150         139
  6.32%, 03/16/09                                               150         139

Federal Home Loan Mortgage Corporation
(Mortgage Backed Securities)
  9.50%, 03/01/01                                                 6           6
  9.50%, 06/01/01                                                 4           4
  9.50%, 08/01/01                                                 3           3
  9.50%, 10/01/01                                                 2           2
  7.00%, 11/01/03                                                17          16
  7.00%, 01/01/11                                               221         220
  7.00%, 03/01/11                                               394         391
  7.00%, 04/01/11                                               392         389
  7.00%, 07/01/11                                                23          23
  8.00%, 12/01/11                                                 6           6
  6.00%, 01/01/14                                               111         104

Federal National Mortgage Association
(Mortgage Backed Securities)
  7.043%, 07/01/06                                              192         190
  6.85%, 10/01/07                                               220         214
  6.44%, 01/01/08                                                88          84
  6.47%, 02/01/08                                                69          65
  6.25%, 07/01/08                                               138         129
  6.21%, 08/01/08                                               137         128
  7.097%, 10/01/09                                               68          67
  8.00%, 11/01/09                                                 4           4
  6.50%, 11/01/12                                                85          83
  8.00%, 10/01/14                                                28          28
  8.00%, 01/01/17                                                65          66
  7.75%, 04/01/17                                               168         169
  6.00%, 06/01/18                                                91          85

Government National Mortgage Association
(Mortgage Backed Securities)
  11.50%, 03/15/10                                                6           6
  6.00%, 02/15/14                                               100          94
  12.00%, 03/15/14                                                1           1
  12.00%, 04/15/14                                                1           1


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                               1999 FUNDS ANNUAL REPORT

                     Income Fund
                     December 31, 1999

                                                           Principal
                                                           Amount        Market
                                                           (000)          (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
GOVERNMENT
AND AGENCY
OBLIGATIONS
(concluded)

  12.00%, 03/15/15                                          $    5       $    6
  12.00%, 04/15/15                                               2            2
  12.50%, 04/15/15                                               1            1
  12.00%, 06/15/15                                               4            5
  12.00%, 07/15/15                                               2            2
  12.00%, 11/15/15                                              14           16
   9.50%, 08/15/17                                              40           42
   7.50%, 09/15/23                                             347          345
   7.50%, 01/15/23                                             162          161
   6.50%, 03/15/28                                             307          288
   6.50%, 07/15/28                                             194          183
   7.00%, 08/15/28                                             149          144

Collateralized Mortgage Obligation
  (Planned Amortization Class)(Note 3)

  Credit Suisse First Boston 1997-C2
    6.55%, 11/17/07                                            150          142

  FHLMC 1737-Class E
    6.00%, 12/15/17                                            150          149

Foreign (U.S. dollar denominated)
  SCL Term Aereo Santiago**
    6.95%, 07/01/12                                            150          136
--------------------------------------------------------------------------------
Total U.S. and Foreign Government and
 Agency Obligations 45.02%                                                5,932
 (Cost $6,065)

================================================================================
MUNICIPAL BONDS

Baltimore MD Taxable Cons Public Series B
  7.25%, 10/15/17                                              125          118
California Hsg Fin Agy Rev
  8.16%, 02/01/28                                              120          121
Horry Cnty SC Airport Rev
  7.38%, 07/01/12                                              120          115
Ohio State Taxable Dev Assistance
  7.60%,10/01/16                                               100           98
Orange Cnty CA Pension Oblg Taxable Ref-A
  7.16%, 09/01/06                                              100           98
San Bernardino County
  7.09%, 08/01/11                                              100           95
San Diego Cnty CA Pension Taxable Series A
  6.59%,08/15/07                                               125          119
--------------------------------------------------------------------------------
Total Municipal Bonds 5.80%                                                 764
  (Cost $823)


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Income Fund
                     December 31, 1999

                                                     Principal
                                                     Amount            Market
                                                     (000)              (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES

AAG Hldgs., Inc.
  6.875%, 06/01/08                                           $150          $135
AK Steel Corp.
  7.875%, 02/15/09                                            150           141
AMR Corp.
  9.00%, 09/15/16                                             126           133
Associates Corp. North America
  7.95%, 02/15/10                                             110           113
Banc One Corp.
  9.875%, 03/01/09                                            150           171
Banponce Corp.
  6.75%, 12/15/05                                             200           188
Beckman Industries, Inc.
  7.45%, 03/04/08                                             100            92
Boise Cascade Office Products Co.
  7.05%, 05/15/05                                             100            92
Calphine Corp.
  7.875%, 04/01/08                                            150           144
Citicorp
  8.625%, 12/01/02                                            119           124
Coltec Industries, Inc.
  7.50%, 04/15/08                                             100            96
Commercial Credit Group
  10.00%, 05/15/09                                            100           116
Computer Association Int'l, Inc.
  6.50%, 04/15/08                                             100            90
CSC Hldgs., Inc.
  7.25%, 07/15/08                                             150           142
Delta Air Lines, Inc.
  9.75%, 05/15/21                                             150           168
Dime Capital Trust
  9.33%, 05/06/27                                             160           153
Doral Financial Corp.
  8.50%, 07/08/04                                             150           148
Du Pont E I De Nemours & Co.
  8.125%, 03/15/04                                            150           156
El Paso Energy Corp.
  6.75%, 05/15/09                                             150           140
Farmers Ins. Exch.**
  8.625%, 05/01/24                                            150           150
First Republic Bank
  7.75%, 09/15/12                                             150           127
First Union Corp.
  8.125%, 06/24/02                                            150           153
Ford Capital
  9.375%, 05/15/01                                            147           151
Freemont General Corp.
  7.70%, 03/17/04                                             150           136
General Electric Capital Corp.
  8.70%, 05/21/07                                             100           107
Interpool, Inc.
  7.35%, 08/01/07                                             150           124


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                     Income Fund
                     December 31, 1999


                                                       Principal
                                                         Amount         Market
                                                         (000)          (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
(concluded)

Lyondell Chemical Co.
  9.875%, 05/01/07                                     $    150       $    154
Morgan Stanley Group, Inc.
  6.375%, 08/01/02                                          150            147
NCNB Corp.
  10.20%, 07/15/15                                          135            162
Newfield Exploration Co.
  7.45%, 10/15/07                                           150            136
News America Hldgs., Inc.
  8.00%, 10/17/16                                           200            196
NRG Energy, Inc.
  7.50%, 06/15/07                                           150            141
PP & L Capital Funding, Inc.
  6.79%, 11/22/04                                           150            146
Pitney Bowes Credit Corp.
  8.55%, 09/15/09                                            91             98
Praxair, Inc.
  6.75%, 03/01/03                                           150            147
Quaker Oats Co.
  7.51%, 05/02/05                                           160            160
Republic NY Corp.
  9.30%, 06/01/21                                           165            182
Seagram Joseph E & Sons, Inc.
  8.875%, 09/15/11                                          147            156
Staples, Inc.
  7.125%, 08/15/07                                          100             94
Tenet Healthcare Corp.
  8.125%, 12/01/08                                          150            140
Transamerica Financial Corp.
  6.125%, 11/01/01                                          150            147
United Air Lines, Inc.
  10.67%, 05/01/04                                          100            110
USX Marathon Group
  6.65%, 02/01/06                                           150            142
USA Networks, Inc.
  6.75%, 11/15/05                                           150            143
Westpoint Stevens, Inc.
  7.875%, 06/15/08                                          100             90

Asset Backed
Banc One Auto Grantor Trust 96-B A
  6.55%, 02/15/03                                            13             13
--------------------------------------------------------------------------------

Total U.S. and Foreign Corporate
  Bonds/Notes 47.01%                                                     6,194
  (Cost $6,620)


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Statement of Investments (concluded)
Income Fund
December 31, 1999



                                                          Principal
                                                            Amount       Market
                                                            (000)        (000)
================================================================================
SHORT-TERM
INVESTMENT

Warburg Dillon Read LLC - Repurchase Agreement

2.40%, 01/03/00, (secured by $120
US Treasury Bond, 7.875%, 02/15/21)                       $   117       $   117
--------------------------------------------------------------------------------

Total Short-Term Investment 0.89%                                           117
(Cost $117)
--------------------------------------------------------------------------------

Total Investments 98.72%                                                 13,007
(Cost $13,625)

Cash and Other Assets in
Excess of Liabilities 1.28%                                                 168
--------------------------------------------------------------------------------

Net Assets 100.00%                                                      $13,175
================================================================================

** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At December 31, 1999, these securities amounted to $286 or 2.2 percent of net assets.



See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


[PIE CHART]

U.S. Agency Obligations, Cash
  & Other Net assets 100%

Statement of Investments
Short-Term Investment Fund
December 31, 1999

U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS
                                                       Principal
                                                       Amount            Market
                                                        (000)            (000)
--------------------------------------------------------------------------------

U.S. Treasury Bill
  4.55%, 01/27/00                                         $  365        $  364

Federal Agriculture Mortgage Corp.
 Discount Note
  5.50%, 02/02/00                                             91            90

Federal Farm Credit Bank Discount Note
  5.74%, 01/21/00                                            400           399

Federal Home Loan Bank Discount Note
  5.59%, 02/02/00                                            240           239

Federal Home Loan Mortgage Corp.
 Discount Notes
  4.77%, 01/12/00                                            230           230
  5.05%, 01/21/00                                            120           119

Federal National Mortgage Association
 Discount Note
  5.50%, 02/02/00                                            300           299
--------------------------------------------------------------------------------

Total Investments 99.83%                                                 1,740
  (Cost $1,740)

Cash and Other Assets in
 Excess of Liabilities 0.17%                                                 3
--------------------------------------------------------------------------------

Net Assets 100.00%                                                      $1,743
================================================================================


See notes to financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

[PIE CHART]

Common Stock                92.5%
Cash & Other Net Assets      7.5%

Statement of Investments
Small Cap Growth Fund
December 31, 1999

COMMON STOCK
                                                         Number of      Market
                                                         Shares           (000)
================================================================================

Air Transporation & Delivery Services 1.02%
Circle Int'l Group, Inc.                                    4,200       $   92
Eagle USA Airfreight, Inc.*                                12,239          529
--------------------------------------------------------------------------------
                                                                           621
Apparel 1.28%
Guess, Inc.*                                                2,500           54
Pacific Sunwear of California, Inc.*                       22,650          721
--------------------------------------------------------------------------------
                                                                           775
Business Services 6.92%
24/7 Media, Inc.*                                           1,600           90
Chemdex Corp.*                                              6,835          752
Cognizant Technology Solutions - A*                         1,000          109
Diamond Technology Partner, Inc.- A*                        3,500          301
Digital Impact, Inc.*                                       2,700          135
eBenX, Inc.*                                                  200            9
E-Stamp Corp.*                                              4,500           99
Factset Research Systems, Inc.*                             3,850          307
Getty Images, Inc.*                                         9,300          455
Harris Interactive, Inc.*                                     800           10
HotJobs.com, Ltd.*                                          5,800          254
Mediaplex, Inc.*                                            7,200          448
Multex System, Inc.*                                        4,800          181
MyPoints.com, Inc.*                                         1,600          118
Netratings, Inc.*                                           1,600           77
QRS Corp.*                                                  3,200          336
Technology Solutions Co.*                                   5,000          163
Viant Corp.*                                                3,500          340
--------------------------------------------------------------------------------
                                                                         4,184

Communication Equipment & Services 14.70%
Adaptive Broadband Corp.*                                   2,300          166
AerialCommunications, Inc.*                                10,900          663
AirNet Communications Corp.*                                1,200           44
Allegiance Telecom, Inc.*                                   3,900          357
AudioCodes Ltd.*                                            1,000           91
C-Cor.net Corp.*                                            4,900          375
DSP Group, Inc.*                                            3,600          334
Ditech Communications Corp.*                                2,200          205
Emulex Corp.*                                               6,600          745
Finisar Corp.*                                              1,000           89
Focal Communications Corp.*                                 3,500           84
Foundry Networks, Inc.*                                       700          211
Harmonic, Inc.*                                             9,000          853
Metricom, Inc.*                                             7,000          550
Microcell Telecommunications Inc.- B*                       5,800          191
Pinnacle Hldgs., Inc.*                                     26,500        1,130
Polycom, Inc.*                                             11,300          720
Powertel, Inc.*                                             8,600          860
Powerwave Technologies, Inc.*                               1,500           87
Price Communications Corp.*                                14,340          399
SBA Communications Corp.*                                   7,800          142
Terayon Communication System*                               3,900          245
Triton PCS Hldgs., Inc.*                                    2,000           91


See notes to financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Small Cap Growth Fund
December 31, 1999


                                                        Number of      Market
                                                         Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK
  (continued)

 Westell Technologies, Inc.- A*                           12,400       $   132
 Z Tel Technologies, Inc.*                                 3,200           129
--------------------------------------------------------------------------------
                                                                         8,893

Computer Software & Services 20.95%
 Actuate Corp.*                                            8,000           343
 Aspect Development, Inc.*                                 5,000           342
 BindView Development Corp.*                               4,200           208
 Bluestone Software, Inc.*                                 1,400           160
 Bottomline Technologies *                                 1,300            47
 Brio Technology, Inc.*                                    4,600           192
 Business Objects SA (ADR)*                                7,200           951
 CBT Group PLC (ADR)*                                      3,900           129
 Clarify, Inc.*                                            4,730           599
 Dendrite Int'l, Inc.*                                     3,200           108
 Digital River, Inc.*                                      3,200           107
 Great Plains Software, Inc.*                              3,000           224
 Informatica Corp.*                                        2,300           242
 Keynote Systems, Inc.*                                    1,500           108
 Liquid Audio, Inc.*                                       3,600            94
 Macromedia, Inc.*                                         7,800           570
 Manugistics Group, Inc.*                                  9,000           292
 Mercury Interactive Corp.*                                8,200           885
 Micromuse, Inc.*                                          3,800           646
 Netegrity, Inc.*                                          1,600            91
 Ondisplay, Inc.*                                            900            81
 Peregrine Systems, Inc.*                                  7,400           622
 Preview System, Inc.*                                       700            45
 Proxicom, Inc.*                                           5,994           744
 Quintus Corp.*                                              800            37
 RadiSys Corp.*                                            4,812           243
 Razorfish, Inc.- A*                                       5,600           532
 Remedy Corp.*                                             7,700           366
 Retek, Inc.*                                              1,600           121
 RSA Security, Inc.*                                       8,700           674
 Sagent Technology, Inc.*                                  1,300            39
 Tanning Technology Corp.*                                 4,200           245
 Titan Corp.*                                             13,800           650
 TSI Int'l Software Ltd.*                                  7,600           429
 VA Linux Systems, Inc.*                                     500           103
 Vertias Software Corp.*                                   5,400           773
 Visual Networks, Inc.*                                    8,000           632
--------------------------------------------------------------------------------
                                                                        12,674
Construction 0.57%
 MasTec, Inc.*                                             7,800           347

Electronic Equipment & Services 16.23%
 Advanced Digital Information Corp.*                      11,900           579
 Advanced Energy Inds., Inc.*                              4,400           216
 Alpha Inds., Inc.*                                        3,300           187
 ANADIGICS, Inc.*                                          3,700           175
 Ancor Communications, Inc.*                               7,600           516
 Applied Micro Circuits Corp.*                             5,700           724
 Caliper Technologies Corp.*                               2,600           173


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Small Cap Growth Fund
December 31, 1999


                                                       Number of       Market
                                                        Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK
  (continued)

 DII Group, Inc.*                                          8,800        $  624
 Flextronics Int'l.*                                       3,400           156
 Helix Technology Corp.                                    6,180           277
 Kemet Corp.*                                              8,500           383
 Kent Electronics Corp.*                                  12,500           284
 Kopin Corp.*                                             13,200           556
 LTX Corp.*                                                5,300           119
 Maker Communications, Inc.*                               1,600            68
 Micrel, Inc.*                                             7,600           433
 MRV Communications, Inc.*                                 6,000           377
 Plexus Corp.*                                             8,900           392
 Power Integrations, Inc.*                                 4,000           188
 Qlogic Corp.*                                             5,600           895
 RF Micro Devices, Inc.*                                   4,500           307
 SDL, Inc.*                                                4,300           937
 Semtech Corp.*                                            4,400           229
 Silicon Image, Inc.*                                      4,300           300
 TranSwitch Corp.*                                         1,550           112
 Varian, Inc.*                                             4,600           104
 Varian Semiconductor Equipment, Inc.*                     9,000           305
 Vitesse Semiconductor Corp.*                              1,594            83
 Xircom, Inc.*                                             1,600           120
--------------------------------------------------------------------------------
                                                                         9,819
Energy 2.41%
 Atwood Oceanics, Inc.*                                   11,600           448
 Cal Dive Int'l, Inc.*                                    10,300           335
 Louis Dreyfuss Natural Gas Corp.*                           800            15
 Marine Drilling Co., Inc.*                               22,100           496
 Spinnaker Exploration Co.*                                2,900            41
 Stone Energy Corp.*                                       2,700            96
 Superior Energy Services, Inc.*                           4,300            28
--------------------------------------------------------------------------------
                                                                         1,459
Entertainment & Recreation 0.80%
 Championship Auto Racing Teams, Inc.*                     1,300            30
 Hollywood Park, Inc.*                                     4,800           108
 Speedway Motorsports, Inc.*                              12,500           348
--------------------------------------------------------------------------------
                                                                           486
Financial Services 1.40%
 Aether Systems, Inc.*                                     1,900           136
 eSpeed, Inc.- A*                                          6,600           236
 Investors Financial Services Corp.                       10,300           473
--------------------------------------------------------------------------------
                                                                           845

Health Care & Pharmaceuticals 10.03%
 Alkermes, Inc.*                                          12,500           612
 Catalytica, Inc.*                                         9,600           130
 Celgene Corp.*                                            5,400           378
 Enzon, Inc.*                                              3,600           155
 Incyte Pharmceuticals, Inc.*                              2,600           154
 Inhale Therapeutics System*                               3,500           149
 King Pharmaceuticals, Inc.*                              10,200           571
 Maxygen, Inc.*                                              800            57


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Small Cap Growth Fund
December 31, 1999

                                                     Number of      Market
                                                      Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK
  (continued)

 Medicalogic, Inc.*                                      1,300       $    27
 Millennium Pharmaceuticals, Inc.*                      10,400         1,268
 Pharmacyclics, Inc.*                                    3,900           159
 Protein Design Labs, Inc.*                             12,630           884
 QLT Phototherapeutics*                                  8,900           521
 SciQuest.com, Inc.*                                     3,500           278
 Shire Pharmaceuticals Group PLC (ADR)*                 17,721           512
 Techne Corp.*                                           2,600           143
 Viropharama, Inc.*                                      1,900            70
--------------------------------------------------------------------------------
                                                                       6,068

Internet Services 5.22%
 About.com, Inc.*                                        1,800           161
 AGENCY.COM, Inc.*                                       1,600            82
 Allaire Corp.*                                          2,600           380
 CacheFlow, Inc.*                                          600            78
 China.com Corp.- A*                                     5,400           427
 CyberSource Corp.*                                      5,300           275
 Digital Island, Inc.*                                   5,400           512
 Engage Technologies, Inc.*                              3,100           186
 InterTrust Technologies Corp.*                          1,200           141
 Interwoven, Inc.*                                       1,100           134
 Luminant Worldwide Corp.*                               4,900           222
 NaviSite, Inc.*                                         1,200           120
 Proxim, Inc.*                                           2,300           253
 WebTrends Corp.*                                        2,300           185
--------------------------------------------------------------------------------
                                                                       3,156
Media 6.45%
 ACME Communications, Inc.*                                900            30
 Classic Communications, Inc.- A*                        3,200           118
 Cumulus Media, Inc.- A*                                 6,600           334
 Emmis Communications Corp.- A*                          9,900         1,234
 Entercom Communications Corp.*                         10,900           719
 Pegasus Communications Corp.- A*                        9,900           950
 Radio One, Inc.- A*                                     3,500           322
 Spanish Broadcasting System, Inc.- A*                   4,900           195
--------------------------------------------------------------------------------
                                                                       3,902
Optical & Photo 1.02%
 Optical Coating Lab, Inc.*                              2,100           616

Retail 1.68%
 Cost Plus, Inc.*                                       13,342           474
 Electronics Boutique Hldgs. Corp.*                      7,453           134
 Talbots, Inc.                                           9,100           406
--------------------------------------------------------------------------------
                                                                       1,014
Utility 1.78%
 Calpine Corp.*                                         16,800         1,076
--------------------------------------------------------------------------------

Total Common Stock 92.46%                                            $55,935
 (Cost $34,078)
--------------------------------------------------------------------------------


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Statement of Investments (concluded)
Small Cap Growth Fund
December 31, 1999

                                                      Principal
                                                       Amount           Market
                                                       (000)            (000)
--------------------------------------------------------------------------------
SHORT-TERM
INVESTMENTS

Federal Home Loan Bank Discount Note
  1.50%, 01/03/00                                    $  1,700        $  1,700

International Bank for Recon & Dev
  5.60%, 01/18/00                                       2,900           2,892
--------------------------------------------------------------------------------
Total Short-Term Investment 7.59%                                       4,592
 (Cost $4,592)
--------------------------------------------------------------------------------

Total Investments 100.05%
 (Cost $38,670)                                                        60,527

Liabilities in Excess of
 Cash and Other Assets (0.05%)                                            (30)
--------------------------------------------------------------------------------

Net Assets 100.00%                                                   $ 60,497
--------------------------------------------------------------------------------

* Non-income producing for the year ended December 31, 1999, as this security did not pay divdends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


[CHART]

North America                   0.7%
Cash & Other Net Assets         8.0%
Pacific                        35.9%
Europe                         55.4%

Statement of Investments
International Equity Fund
December 31, 1999



                                                            Number of    Market
                                                             Shares      (000)
--------------------------------------------------------------------------------
COMMON AND
PREFERRED STOCK

Australia 1.76%
 Broken Hill Proprietary Co. Ltd. (Steel & Metals)            16,800     $  221
 WMC Ltd. (Steel & Metals)                                    30,600        169
 Woodside Petro Ltd. (Oil Companies)                          10,200         75
--------------------------------------------------------------------------------
                                                                            465
Canada 0.71%
 Canadian National Railway Co. (Railroads)                     7,074        187

Finland 3.51%
 Nokia AB - A (Telecom Equipment)                              3,350        608
 Sonera OYJ (Telecommunications)                               4,640        318
--------------------------------------------------------------------------------
                                                                           926
France 14.77%
 AXA UAP (Insurance)                                           1,359        189
 Aventis SA (Chemicals)                                        6,595        383
 Bic SA (Consumer Products)                                    3,510        160
 Carrefour Supermarche SA (Retail)                               860        159
 Casino Guichardo Perrach pfd. (Retail)                        2,106        162
 Christian Dior (Apparel)                                        852        211
 Club Mediterranee (Entertainment)*                              305         35
 Dasault Systems (Business Services)                           1,245         81
 Eurotunnel EPLC (Construction)*                              96,442        114
 LaFarge SA (Building Materials)                               1,821        212
 Louis Vuitton Moet-Hennessy (Retail)                            399        179
 Pinault Printemps (Retail)                                      798        211
 Renault SA (Automobiles)                                      1,990         96
 Rhodia SA (Chemicals)                                         9,201        208
 Schneider Electric SA (Industrial Specialty)                  1,668        131
 Stmcroelectronics (Electronic Components)*                    2,914        449
 Total Fina SA-B (Oil & Gas Production)                        3,806        508
 Union Assurance Federales (Insurance)                           927        109
 Usinor (Steel & Metals)                                       6,164        116
 Vivendi (Water Supply)                                        2,087        188
--------------------------------------------------------------------------------
                                                                          3,901
Germany 12.47%
 Allianz AG (Insurance)                                          570        191
 BASF AG (Chemicals)                                           5,030        258
 Bayer Hypo Vereins (Banking)                                  2,306        158
 Celanese AG (Chemicals)*                                        458          8
 CommerzBank AG (Banking)                                      2,430         89
 Deutsche Telekom (Telecommunications)                         2,047        146
 Dresdner Bank AG (Banking)                                    3,134        171
 Epcos (Electronic Components & Distribution)*                 4,336        325
 Heidelberger Druckmaschinen
  (Printing & Publishing)                                        282         15
 Mannesmann AG (Diversified Manufacturer)                      3,352        809
 SAP AG pfd. (Computer Software)                                 480        289
 Siemens AG (Electrical Products)                              3,105        395
 Thyssen Krupp AG (Diversified Manufacturer)                   8,909        272
 Veba AG (Electric Utilities)                                  3,415        166
--------------------------------------------------------------------------------
                                                                          3,292

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

International Equity Fund
December 31, 1999





                                                          Number of    Market
                                                           Shares       (000)
--------------------------------------------------------------------------------
COMMON AND
PREFERRED STOCK
  (continued)

Hong Kong 1.08%
 Cheung Kong Hldgs. Ltd. (Real Estate)                      11,000    $   138
 Citic Pacific (Financial)                                  17,000         64
 New World China Land Ltd. (Construction)                      158          1
 New World Development (Real Estate)                        31,647         71
 New World Infrastructure (Diversified Manufacturer)         8,200         11
--------------------------------------------------------------------------------
                                                                          285

Italy 4.90%
 Arnoldo Mondadori Editore (Printing & Publishing)           3,670        117
 Banca Nazionale del Lavora (Banking)                       37,900        126
 Gruppo Editoriale L'espresso (Printing & Publishing)*      15,760        182
 Gucci Group (Retail)                                        1,995        228
 Mediaset Spa (Broadcasting & Entertainment)                12,920        201
 Seat-Pagine Gialle Spa (Printing & Publishing)            198,800        439
--------------------------------------------------------------------------------
                                                                        1,293

Japan 30.11%
 Advantest Corp. (Electronic Components)                       900        238
 Asahi Glass Co. (Building Materials)                       12,000         93
 Benesse Corp. (Computer Software)                             800        193
 Canon, Inc. (Office Equipment & Supplies)                   3,000        119
 CSK Corp. (Computer Software)                               1,000        163
 Daiwa Securities Co. Ltd. (Financial)                      23,000        360
 DDI Corp. (Telecommunications)                                 22        301
 Fanuc Ltd. (Electronic Components)                          2,000        255
 Fuji Bank (Banking)                                        17,000        165
 Fujisawa Pharmaceutical (Pharmaceuticals)                   1,000         24
 Fujitsu Ltd. (Electronic Components)                       10,000        456
 Fujitsu Support & Services (Computer Software)                300        147
 Hitachi Ltd. (Electronic Components)                       21,000        337
 Kyocera Corp. (Electronic Componets)                        2,000        519
 Matsushita Electric Ind. Co.
  (Electronic Components)                                   10,000        277
 Murata Mfg. Co. (Electronic Components)                     2,000        470
 NEC Corp. (Electronic Components)                          15,000        358
 Nikko Securites (Financial)                                22,000        278
 Nippon Telephone & Telegraph Corp.
  (Telecommunications)                                          22        377
 Nissan Motor Co. Ltd. (Automobiles)*                       30,000        118
 Nomura Securities (Financial)                              14,000        253
 NSK (Diversified Manufacturer)                             16,000        109
 NTT Mobile Communications Network, Inc.
 (Telecommunications)                                           15        577
 Sakura Bank (Banking)                                      32,000        186
 Sanwa Bank (Banking)                                        1,000         12
 SMC Corp. (Machinery, Coupon & Controls)                      300         66
 Sony Corp. (Consumer Electronics)                           1,400        415
 Sony Corp. (ADR) (Consumer Electronics)                       300         85
 Sumitomo Trust & Banking (Banking)                         24,000        162
 Teijin Ltd. (Textiles)                                      3,000         11
 THK Co. (Machinery, Coupon & Controls)                      1,900         77


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

International Equity Fund
December 31, 1999





                                                           Number of    Market
                                                            Shares       (000)
--------------------------------------------------------------------------------
COMMON AND
PREFERRED STOCK
  (continued)

 Tokyo Electron (Electronic Components)                       3,000     $  411
 Toray Inds., Inc. (Textiles)                                18,000         70
 Toshiba Corp. (Electronic Components)*                      26,000        198
 Yamanouchi Pharmacy Co. LTD (Pharmaceuticals)                2,000         70
--------------------------------------------------------------------------------
                                                                         7,950
Netherlands 4.78%
 Aegon N.V. (Insurance)                                       1,265        122
 Akzo-Nobel N.V. (Chemicals)                                  2,800        141
 Equant NV (Telecommunications)*                              3,281        372
 Fortis NV (Banking)                                          2,850        103
 Kon KPN NV (Telecommunications)                              1,770        173
 Kpnqwest (Miscellaneous)*                                    1,040         69
 Laurus NV (Retail)                                           4,340         78
 United Pan-Europe Communications N.V.
  (Cable Television)*                                         1,589        203
--------------------------------------------------------------------------------
                                                                         1,261
Singapore 0.44%
 Development Bank Singapore Ltd. (Banking)*                   4,652         76
 Overseas Chinese Bank (Banking)                              4,200         39
--------------------------------------------------------------------------------
                                                                           115
South Korea 1.43%
 Samsung Electronics Ltd. (Electronic Components)             3,100        379

Spain 0.92%
 Telefonica Publicidad E Informacion (Advertising)               17         --
 Telefonica SA (Telecommunications)                           9,683        242
--------------------------------------------------------------------------------
                                                                           242
Sweden 0.53%
 L.M. Ericsson Telephone Co. - B (ADR)
  (Telecom Equipment)                                         2,200        141

Switzerland 1.41%
 Nestle SA (Food & Beverage)                                     89        163
 Novartis AG (Pharmaceuticals)                                   70        103
 Roche Hldgs. Basel AG (Pharmaceuticals)                          9        107
--------------------------------------------------------------------------------
                                                                           373
Taiwan 1.04%
 Taiwan Semiconductor-SP ADR
  (Electronic Components)*                                    6,128        276

United Kingdom 11.55%
 Billiton (Steel & Metals)                                   23,234        138
 BOC Group PLC (Chemicals)                                   11,145        240
 BP Amoco PLC (Oil Companies)                                21,630        218
 British Aerospace (Aerospace)                               28,971        191
 Glaxo Wellcome PLC (Pharmaceuticals)                         4,206        119
 Granada Group PLC (Business Services)                        3,470         35
 Marconi PLC (Telecommunications)*                            7,051        124
 Prudential Corp. PLC (Insurance)                            15,481        302
 Rentokil Group (Business Services)                          27,074         99


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Statement of Investments (concluded)
International Equity Fund
December 31, 1999

                                                     Number of          Market
                                                       Shares           (000)
================================================================================
COMMON AND
PREFERRED STOCK
(concluded)

Reuters Group PLC (Printing & Publishing)              24,500          $  340
Rio Tinto-Zinc Corp. PLC (Steel & Metals)              20,140             484
Royal & Sun Alliance Insurance Group (Insurance)       17,926             134
Shell Transportation & Trading Co. PLC (Oil Companies) 37,920             315
SmithKline Beecham PLC (Pharmaceuticals)                8,241             105
Standard Chartered (Banking)                           12,897             205
--------------------------------------------------------------------------------
                                                                        3,049

Total Common and Preferred Stock 91.41%                                24,135
(Cost $16,412)

                                                   Principal
                                                     Amount            Market
                                                     (000)             (000)
================================================================================
CORPORATE NOTES

France
Eurotunnel (Construction)
Variable Rate, 04/30/40                              $     --        $    140

United Kingdom
British Aerospace (Aerospace)
7.45%, 11/30/03                                             2               4

Total Corporate Notes 0.54%                                               144
(Cost $150)

================================================================================
SHORT-TERM
INVESTMENT

Federal Home Loan Mortgage Discount Note                2,138           2,138
1.50%, 01/03/00
--------------------------------------------------------------------------------

Total Short-Term Investment 8.10%                                       2,138
(Cost $2,138)

Total Investments 100.05%                                              26,417
(Cost $18,700)

Liabilities in Excess of
Cash and Other Assets (0.05%)                                             (14)
--------------------------------------------------------------------------------

Net Assets 100.00%                                                   $ 26,403
================================================================================

* Non-income producing for the year ended December 31, 1999, as this security did not pay dividends.


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

[CHART]

Cash & Other Net Assets         3.6%
Common & Preferred Stock       96.4%


Statement of Investments
Socially Responsible Fund
December 31, 1999


                                                      Number of         Market
                                                        Shares          (000)
================================================================================
COMMON STOCK

Aerospace 0.92%
Rockwell International Corp.                             11,450        $  548

Automotive 2.07%
Ford Motor Co.                                           11,100           593
Meritor Automotive, Inc.                                 19,516           378
PACCAR, Inc.                                              5,900           261
--------------------------------------------------------------------------------
                                                                        1,232

Banks & Financial Services 13.04%
Bank of America Corp.                                     8,450           424
Chase Manhattan Corp.                                     6,600           513
Citigroup, Inc.                                          28,000         1,556
Equity Office Properties Trust                           18,400           453
Federal National Mortgage Association                    13,750           858
FleetBoston Financial Group                              20,300           707
Lehman Brothers Hldgs, Inc.                              20,300         1,719
PNC Bank Corp.                                           12,000           534
SLM Holding Corp.                                        12,900           545
US Bancorp                                               19,100           455
--------------------------------------------------------------------------------
                                                                        7,764
Business Machines 1.82%
Hewlett-Packard Co.                                       9,500         1,082

Business Services 4.49%
Computer Associates Int'l, Inc.                          38,200         2,672

Chemicals 1.08%
Air Products & Chemicals, Inc.                            7,600           255
Lyondell Petrochemical Co.                               30,396           388
--------------------------------------------------------------------------------
                                                                          643
Communication Services 14.50%
Alltel Corp.                                             10,700           885
AT&T Corp.                                               14,400           731
Bell Atlantic Corp.                                      41,722         2,569
BellSouth Corp.                                          32,500         1,521
Global Crossing Ltd.*                                    17,170           857
SBC Communications, Inc.                                 25,522         1,244
Sprint FON Group                                         12,300           828
--------------------------------------------------------------------------------
                                                                        8,635
Computer Software & Services 2.88%
Oracle Corp.*                                            15,300         1,714

Consumer Products 1.03%
Colgate-Palmolive Co.                                     9,400           611

Electrical Equipment & Services 0.84%
Cadence Design Systems, Inc.*                            14,500           348
Thomas & Betts Corp.                                      4,700           150
--------------------------------------------------------------------------------
                                                                          498
Energy 5.54%
Burlington Resources, Inc.                               14,900           493


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Socially Responsible Fund
December 31, 1999

                                                       Number of      Market
                                                         Shares        (000)
================================================================================
COMMON STOCK
(continued)

Conoco, Inc.- A                                          17,100       $  423
Conoco, Inc.- B                                          15,233          379
Royal Dutch Petroleum Co.                                16,700        1,009
Texaco, Inc.                                             12,000          652
Williams Companies, Inc. (The)                           11,300          345
--------------------------------------------------------------------------------
                                                                       3,301
Food & Beverage 3.43%
Heinz (H.J.) Co.                                         11,500          458
PepsiCo, Inc.                                            44,900        1,583
--------------------------------------------------------------------------------
                                                                       2,041

Health Care & Pharmaceuticals 6.07%
American Home Products Corp.                             28,000        1,104
Bristol-Myers Squibb Co.                                 18,200        1,168
Glaxo Wellcome PLC (ADR)                                 24,000        1,341
--------------------------------------------------------------------------------
                                                                       3,613

Insurance 6.77%
Allstate Corp.                                           35,700          857
Lincoln National Corp.                                   17,200          688
Marsh & McLennan Cos., Inc.                               8,700          832
SAFECO Corp.                                              3,750           93
St. Paul Cos., Inc.                                      17,900          603
XL Capital Ltd. - A                                      18,491          959
--------------------------------------------------------------------------------
                                                                       4,032

Manufacturing (Diversified) 6.03%
Emerson Electric Co.                                     11,000          631
Koninklijke Philips Electronics NV (ADR)                 15,900        2,147
Parker Hannafin Corp.                                    15,800          811
--------------------------------------------------------------------------------
                                                                       3,589

Media 2.49%
McGraw Hill Cos., Inc.                                   24,100        1,485

Metals & Mining 0.19%
Oregon Steel Mills, Inc.                                 14,400          114

Optical & Photo 5.33%
Corning, Inc.                                            24,600        3,172

Other 4.79%
Standard & Poor's Depository Receipts                    19,400        2,849

Paper & Forest Products 1.92%
Georgia-Pacific Corp.                                     7,500          381
Weyerhaeuser Co.                                         10,600          761
--------------------------------------------------------------------------------
                                                                       1,142
Railroad & Shipping 2.96%
Canadian National Railway Co.                            20,200          532
CSX Corp.                                                28,150          883
Norfolk Southern Corp.                                   17,000          348
--------------------------------------------------------------------------------
                                                                       1,763

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Statement of Investments (concluded)
Socially Responsible Fund
December 31, 1999


                                                     Number of       Market
                                                      Shares         (000)
================================================================================
COMMON STOCK
(concluded)

Real Estate 0.65%
Boston Properties, Inc.                               12,400     $    386


Retail 4.49%
Albertson's, Inc.                                     10,763          347
Dayton Hudson Corp.                                   31,700        2,328
--------------------------------------------------------------------------------
                                                                    2,675

Utilities 2.67%
Cinergy Corp.                                         16,800          405
Scottish Power PLC (ADR)                              18,734          525
Unicom Corp.                                          19,650          658
--------------------------------------------------------------------------------
                                                                    1,588

Total Common Stock 96.00%                                          57,149
(Cost $53,066)
================================================================================
PREFERRED STOCK

Chemicals 0.42%
Monsanto Co.*                                          7,600          252
(Cost $334)
--------------------------------------------------------------------------------

Total Common and Preferred Stock 96.42%                            57,401
(Cost $53,400)
================================================================================

                                                   Principal
                                                     Amount       Market
                                                      (000)        (000)
================================================================================
SHORT-TERM
INVESTMENT

Federal Home Loan Mortgage Discount Note
3.50%, 01/03/00                                     $  2,080     $  2,080
--------------------------------------------------------------------------------

Total Short-Term Investment 3.49%                                   2,080
(Cost $2,080)

Total Investments 99.91%                                           59,481
(Cost $55,480)

Cash and Other Assets in
Excess of Liabilities 0.09%                                            52
--------------------------------------------------------------------------------
Net Assets 100.00%                                               $ 59,533
================================================================================


* Non-income producing for the year ended December 31, 1999, as this security did not pay dividends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 1999

                                                                                              SMALL CAP   INTERNATIONAL   SOCIALLY
                                     GROWTH       BALANCED        INCOME      SHORT-TERM       GROWTH        EQUITY     RESPONSIBLE
                                      FUND          FUND           FUND          FUND           FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Cash                             $      1,458  $          -- $         233  $       4,339  $      44,132  $     1,090  $       926
Investments at market value*      624,458,735    400,228,936    13,007,086      1,739,581     60,526,534   26,416,531   59,481,124
Dividends and interest receivable   1,116,862      2,966,317       202,268             --             --        2,409       88,613
Receivable-foreign taxes                9,966          3,780            --             --             --       18,445       11,793
Receivable-fund shares sold            20,785            450            --             --             --        2,294       14,213
Other assets                               --         20,891            --             --             --           --           --

-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                      625,607,806    403,220,374    13,209,587      1,743,920     60,570,666   26,440,769   59,596,669
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdraft-- foreign currency          --             --            --             --             --        9,068           --
Payable-fund
shares redeemed                        47,078         29,582            --             --             --          783          133
Bank overdraft                             --        377,919            --             --             --           --           --
Payable-advisory and
related fees                          423,826        274,357         8,879             --         68,234       24,424       52,955
Accrued expenses                        4,311             --        26,037          1,213          4,985        3,113       10,903
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                     475,215        681,858        34,916          1,213         73,219       37,388       63,991
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                       $625,132,591  $ 402,538,516 $  13,174,671  $   1,742,707  $  60,497,447  $26,403,381  $59,532,678
===================================================================================================================================
NET ASSETS CONSIST OF:
Par value of common shares         28,522,316      2,330,996       107,633         17,625             --           --           --
Paid in surplus                   591,249,373    405,903,681    13,714,593      1,723,917     38,697,453   18,687,738   55,560,689
Accumulated undistributed
 net investment income                409,373        325,867        15,711          1,167             --           --       35,867
Accumulated distributions
 in excess of
 net realized gain (loss)
 from investments and foreign
 currency transactions             (1,077,738)      (438,602)      (45,815)            (2)       (56,665)        (260)     (65,001)
Net unrealized appreciation
 (depreciation) on investments
 and translation of assets and
 liabilities in foreign currency    6,029,267     (5,583,426)     (617,451)            --     21,856,659    7,715,903    4,001,123
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                       $625,132,591  $ 402,538,516  $  13,174,671 $   1,742,707  $  60,497,447  $26,403,381  $59,532,678
===================================================================================================================================
Number of shares outstanding:      28,522,316     23,309,966     1,076,328        176,253      3,061,607    1,507,147    4,309,783
(Authorized 50,000,000
 shares each)
Par Value                                1.00           0.10          0.10           0.10           0.00         0.00         0.00
===================================================================================================================================
NET ASSET VALUE
 PER SHARE                       $      21.92  $       17.27 $       12.24  $        9.89  $       19.76  $     17.52  $     13.81
===================================================================================================================================
*Cost of Securities:
 Investments                     $618,429,468  $ 405,815,112 $  13,624,537  $   1,739,581  $  38,669,875  $18,699,887  $55,480,001


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Statements of Operations
For the Year Ended December 31, 1999

                                                                                              SMALL CAP  INTERNATIONAL   SOCIALLY
                                      GROWTH         BALANCED           INCOME   SHORT-TERM     GROWTH       EQUITY     RESPONSIBLE
                                       FUND            FUND               FUND      FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                           $ 11,577,905    $  4,488,818    $         --  $     --  $     7,904  $  255,726  $  1,056,971
Interest                                 464,397      12,693,524         955,812    94,700      161,889      65,880        69,364
-----------------------------------------------------------------------------------------------------------------------------------
                                      12,042,302      17,182,342         955,812    94,700      169,793     321,606     1,126,335
Foreign taxes withheld                   (50,128)        (40,829)             --        --           --     (28,173)      (12,555)
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income               11,992,174      17,141,513         955,812    94,700      169,793     293,433     1,113,780

EXPENSES:
Advisory and related fees              4,874,209       3,110,493         102,665     8,737      531,462     186,479       509,660
Fund pricing fees                         31,940          41,875          11,940    12,000        8,470      16,947         8,470
Professional fees                         74,190          53,462          15,075     8,525        8,240       7,343         8,847
Custodian fees                            74,151          61,725          11,263     3,871       43,678      55,414        14,277
Transfer agent fees                       39,803              24              24        24           24          24            24
Shareholder reports                       24,064           9,596             522       191        2,910       1,502         3,575
Trustees' fees and expenses                2,476           2,449           2,433     2,432        3,510       3,510         3,510
Other expenses                             2,419             413             118        --           --          --            --
-----------------------------------------------------------------------------------------------------------------------------------

Total expenses                         5,123,252       3,280,037         144,040    35,780      598,294     271,219       548,363
-----------------------------------------------------------------------------------------------------------------------------------
Less advisory and related
 fees waived                            (219,253)       (109,519)         (5,622)   (6,771)     (34,308)     (7,896)      (54,549)
Less expenses paid by Horace Mann
 Investors, Inc.                              --              --              --   (22,682)     (13,500)    (55,000)       (3,000)
Less earnings credits on
 cash balances                           (11,045)         (7,204)           (485)     (268)      (2,580)       (414)       (1,072)
Less expenses paid by commission
 credits                                 (94,947)        (96,511)             --        --           --          --            --
-----------------------------------------------------------------------------------------------------------------------------------

Net expenses                           4,798,007       3,066,803         137,933     6,059      547,906     207,909       489,742
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)           7,194,167      14,074,710         817,879    88,641     (378,113)     85,524       624,038
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Realized gain (loss) from:
Investments                           39,294,615      16,474,526         (43,081)      566    8,265,660   1,232,134       511,178
Foreign currency transactions                 (9)         (4,439)           (303)       --           --     (50,090)          377
===================================================================================================================================

Net realized gain (loss)
 on investments and foreign
 currency transactions                39,294,606      16,470,087         (43,384)      566    8,265,660   1,182,044       511,555

Change in unrealized appreciation
 or (depreciation) on:
Investments                          (63,032,326)    (35,399,930)     (1,004,707)     (318)  15,565,211   6,620,760     2,587,979
Translation of assets
 and liabilities in
 foreign currencies                           --          (3,587)           (249)       --           --      (1,590)           --

Net realized and unrealized
 gain (loss) from investments
 and foreign currency
 transactions                        (23,737,720)    (18,933,430)     (1,048,340)      248   23,830,871   7,801,214     3,099,534
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS                    $(16,543,553)   $ (4,858,720)   $   (230,461) $ 88,889  $23,452,758  $7,886,738  $  3,723,572
===================================================================================================================================

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

Statement of Changes in Net Assets
For the Periods Ended December 31, 1999 and December 31, 1998

                                           GROWTH FUND                          BALANCED FUND                   INCOME FUND
                                         1999               1998              1999           1998             1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS:
Net investment income (loss)          $   7,194,167    $ 10,007,420    $  14,074,710   $  14,764,905   $    817,879    $    666,683

Net realized short-term gain
 (loss) on investments and
 foreign currency transactions           21,084,618      14,562,659       10,118,367       8,676,359        (60,131)         99,971

Net realized long-term gain
 on investments and
 foreign currency transactions           18,209,988      54,561,961        6,351,720      25,140,067         16,747          20,410

Net unrealized appreciation
 (depreciation) on investments and
 translation of assets and liabilities
 in foreign currency                    (63,032,326)    (33,476,219)     (35,403,517)    (18,716,891)    (1,004,956)         88,631
-----------------------------------------------------------------------------------------------------------------------------------

Change in net assets
 from operations                        (16,543,553)     45,655,821       (4,858,720)     29,864,440       (230,461)        875,695
-----------------------------------------------------------------------------------------------------------------------------------
FROM DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income                    (6,784,785)    (10,018,267)     (13,824,667)    (15,358,192)      (809,484)       (687,301)


Net realized short-term gain
 from investments and
 foreign currency transactions          (22,394,051)    (14,547,126)     (11,439,972)     (8,675,538)            --        (101,781)


Net realized long-term gain
 from investments and
 foreign currency transactions          (18,035,067)    (54,910,150)      (5,491,362)    (24,989,848)            --         (20,356)

-----------------------------------------------------------------------------------------------------------------------------------
Total distributions
 to shareholders                        (47,213,903)    (79,475,543)     (30,756,001)    (49,023,578)      (809,484)       (809,438)

-----------------------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Proceeds from shares sold                87,663,401     115,739,024       54,172,750      69,434,528      5,904,109       7,592,036

Net asset value of shares issued
 in reinvestment of dividends and
 capital gains distributions             40,836,339      72,586,255       26,157,173      44,166,154        677,102         683,334
-----------------------------------------------------------------------------------------------------------------------------------
                                        128,499,740     188,325,279       80,329,923     113,600,682      6,581,211       8,275,370

Cost of shares redeemed                (110,340,201)    (82,277,370)     (70,096,336)    (53,631,448)    (6,325,480)     (4,041,073)

-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net
 assets from fund
 share transactions                      18,159,539     106,047,909       10,233,587      59,696,234        255,731       4,234,297
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                          (45,597,917)     72,228,187      (25,381,134)     40,810,096       (784,214)      4,300,554
NET ASSETS:
Beginning of period                     670,730,508     598,502,321      427,919,650     387,109,554     13,958,885       9,658,331
-----------------------------------------------------------------------------------------------------------------------------------
End of period                         $ 625,132,591    $670,730,508    $ 402,538,516   $ 427,919,650   $ 13,174,671    $ 13,958,885
===================================================================================================================================
Undistributed net
 investment income                    $     409,373    $         --    $     325,867   $     166,101   $     15,711    $      4,841
===================================================================================================================================

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

                                       SMALL CAP                     INTERNATIONAL                    SOCIALLY
   SHORT-TERM FUND                    GROWTH FUND                     EQUITY FUND                  RESPONSIBLE FUND
 1999            1998            1999            1998            1999            1998            1999            1998
----------------------------------------------------------------------------------------------------------------------------
$     88,641    $     64,925    $   (378,113)   $   (127,182)   $     85,524    $     77,849    $    624,038    $    462,240



         566              76       6,491,975      (3,685,694)        162,747        (168,371)     (1,312,194)         34,007



          --              --       1,773,685         340,349       1,019,297         213,770       1,823,749         254,639




        (318)            318      15,565,211       5,176,382       6,619,170       1,072,261       2,587,979         831,361
----------------------------------------------------------------------------------------------------------------------------

      88,889          65,319      23,452,758       1,703,855       7,886,738       1,195,509       3,723,572       1,582,247
----------------------------------------------------------------------------------------------------------------------------

     (88,097)        (64,809)             --              --         (35,937)        (73,256)       (595,585)       (451,693)



        (566)            (76)     (2,351,737)             --        (198,226)             --              --         (54,547)



          --              --      (1,751,269)             --      (1,015,137)             --        (525,965)       (281,334)
----------------------------------------------------------------------------------------------------------------------------

     (88,663)        (64,885)     (4,103,006)             --      (1,249,300)        (73,256)     (1,121,550)       (787,574)
----------------------------------------------------------------------------------------------------------------------------

   5,024,777       3,937,144      16,140,492      14,868,359      11,068,737       5,127,635      29,403,215      27,958,456



      70,018          48,742       3,415,007              --       1,003,619          14,646         606,069         528,490
----------------------------------------------------------------------------------------------------------------------------
   5,094,795       3,985,886      19,555,499      14,868,359      12,072,356       5,142,281      30,009,284      28,486,946

  (4,683,329)     (3,806,298)     (7,062,340)     (4,442,570)     (2,617,563)     (1,167,294)     (8,642,459)     (2,930,660)
----------------------------------------------------------------------------------------------------------------------------

     411,466         179,588      12,493,159      10,425,789       9,454,793       3,974,987      21,366,825      25,556,286
----------------------------------------------------------------------------------------------------------------------------

     411,692         180,022      31,842,911      12,129,644      16,092,231       5,097,240      23,968,847      26,350,959

   1,331,015       1,150,993      28,654,536      16,524,892      10,311,150       5,213,910      35,563,831       9,212,872
----------------------------------------------------------------------------------------------------------------------------
$  1,742,707    $  1,331,015    $ 60,497,447    $ 28,654,536    $ 26,403,381    $ 10,311,150    $ 59,532,678    $ 35,563,831
============================================================================================================================

$      1,167    $        623    $         --    $         --    $         --    $       (938)   $     35,867    $     10,968
============================================================================================================================

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Notes to the Financial Statements

December 31, 1999

1. BUSINESS ORGANIZATION -- The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds." Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Growth Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

     FUND INVESTMENT OBJECTIVES:

     A. Growth Fund -- primary, long-term capital growth; secondary, conservation of principal and production of income.

     B. Balanced Fund -- realization of high long-term total rate of return consistent with prudent investment risks.

     C. Income Fund -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

     D. Short-Term Investment Fund -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

     E. Small Cap Growth Fund -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

     F. International Equity Fund -- long-term growth of capital through a diversified portfolio of marketable foreign equity securities.

     G. Socially Responsible Fund -- long-term growth of capital, current income and growth of income through investing primarily in a diversified portfolio of equity securities of United States-based companies which are determined to be socially responsible.


2. SIGNIFICANT ACCOUNTING POLICIES:

     A Security valuation -- A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. If there are no such bid and ask quotations the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations would not be available, securities would be valued at fair value as determined in good faith by the Board of Trustees; no such securities were owned by the Funds at December 31, 1999.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

December 31, 1999



  B. Security transactions and investment income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

  C. Federal income taxes -- It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. No provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes paydown gains and losses on mortgage backed securities and gains and losses realized on foreign currency transactions. These gains and losses are included as net realized gains and losses for financial reporting purposes.

     The Income Fund intends to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1999, the Income Fund had an accumulated capital loss carryforward for tax purposes of $45,805 which will expire on December 31, 2007.

     Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales.

  D. Dividends and distributions -- Dividends and distributions from net investment income and net realized gains are paid out annually and are recorded on the ex-dividend date.

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

     For federal income tax, $378,113 of net operating loss generated by Small Cap Growth Fund has been reclassified from accumulated net investment loss to accumulated realized gain.

     For the year ended December 31, 1999, the Growth Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and Socially Responsible Fund paid long-term capital gains of $18,035,067, $5,491,362, $54, $1,751,269, $1,016,065 and $525,965, respectively.

  E. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.


3. OPERATING POLICIES:

  A. Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each fund's behalf by its custodian under a book-entry system. Each fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be credit worthy pursuant to guidelines established by the Trustees.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

December 31, 1999


  B. Asset Backed Securities -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

  C. Collateralized Mortgage Obligations -- Planned Amortization Class (PAC),
     -- These securities have a pre-determined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

  D. American Depository Receipts (ADR) -- A certificate issued by an
     American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

  E. Commission Credits -- Brinson Partners, Inc., Mellon Equity Associates, LLP and Wellington Management Company, LLP, subadvisers for the Growth and Balanced funds, seek the best price and execution on each transaction and negotiates commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the funds part of the commissions paid.

  F. Earnings Credits on Cash Balances -- During 1999 the Funds' custody fee was reduced as a result of credits earned on overnight cash balances.

  G. Foreign Currency Transactions -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     . market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

     . purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

  H. Forward Currency Contracts -- The Balanced Fund, Income Fund and International Equity Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions. At December 31, 1999, there were no open forward currency contracts in the funds.

HORACE MANN MUTUAL FUNDS                               1999 FUNDS ANNUAL REPORT

December 31, 1999



4. FUND SHARE TRANSACTIONS -- The Funds are each a series of a diversified, open-end management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401K Separate Account. The Growth Fund shares also may be purchased under the dividend reinvestment plan by certain shareholders.

Transactions in capital stock for the years ended 1999 and 1998:



                                           Shares issued
                                          to shareholders
                                          in reinvestment
                                           of dividends
                           Shares sold   and distributions   Shares redeemed    Net increase
--------------------------------------------------------------------------------------------
Growth Fund
12/31/99                     3,611,627        1,894,078       (4,540,277)          965,428
12/31/98                     4,347,997        3,020,651       (3,139,417)        4,229,231

Balanced Fund
12/31/99                     2,862,259        1,529,659       (3,717,525)          674,393
12/31/98                     3,374,120        2,359,303       (2,626,417)        3,107,006

Income Fund
12/31/99                       449,741           55,319         (482,758)           22,302
12/31/98                       555,983           51,885         (296,718)          311,150

Short-Term Fund
12/31/99                       497,191            7,087         (461,455)           42,823
12/31/98                       386,446            4,889         (373,069)           18,266

Small Cap Growth Fund
12/31/99                     1,082,285          178,329         (513,865)          746,749
12/31/98                     1,300,098               --         (397,477)          902,621

International Equity Fund
12/31/99                       789,300           59,176         (191,589)          656,887
12/31/98                       443,238            1,217         (102,098)          342,357

Socially Responsible Fund
12/31/99                     2,157,301           44,827         (630,771)        1,571,357
12/31/98                     2,167,784           41,128         (232,154)        1,976,758

HORACE MANN MUTUAL FUNDS                               1999 FUNDS ANNUAL REPORT

December 31, 1999


5.   MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     A. Horace Mann Educators Corporation (HMEC) is the parent company of Horace Mann Investors, Inc. (Investors) and Horace Mann Service Corporation
        (HMSC) and indirectly owns HMLIC. Collectively, these companies are referred to as Horace Mann.

        From May 1, 1997 to March 1, 1999, Investors acted as the Trust's adviser, managing its investments, and administering its business affairs pursuant to a management agreement. Also on May 1, 1997, Wellington Management Company, LLP, became the subadviser to the Growth, Balanced, Income and Short-Term funds. Effective March 10, 1997, BlackRock Financial Management, Inc. (formerly PNC Equity Advisors Company) became the subadviser to the Small Cap Growth Fund, and Scudder Kemper Investments, Inc. became the subadviser to the International Equity and Socially Responsible funds. Each subadviser was compensated by Investors (not the Trust) and beared all of its own expenses in providing subadvisory services.

        For the period January 1, 1999 to March 1, 1999 Investors received a separate management and advisory fee for the Growth, Balanced, Income and Short-Term Investment funds. For management services, the fee accrued daily and paid monthly, was calculated on a pro rata basis by applying the following annual percentage rates to the aggregate of all four funds' daily net assets for the respective month.

           Net Assets                     Rate
           On initial $100 million       .250%
           Over $100 million             .200%

        For advisory services, the fee was accrued daily and calculated by applying the following annual percentage rates to the average daily net assets of each fund for the respective month:


Growth Fund           Balanced Fund          Income Fund        Short-Term Fund            Average Net Assets
0.400%                   0.325%                 0.250%             0.125%                  initial $100 million
0.300%                   0.275%                 0.200%             0.100%                  next $100 million
0.250%                   0.225%                 0.150%             0.075%                  next $300 million
0.250%                   0.200%                 0.150%             0.075%                  over $500 million

As compensation for its services, the Small Cap Growth, International Equity and Socially Responsible funds each paid Investors a combined monthly management and advisory fee. The contractual fees were as follows:

Small Cap Growth Fund               1.40% of Net Assets
International Equity Fund           1.10% of Net Assets
Socially Responsible Fund           0.95% of Net Assets

For the period January 1, 1999 to March 1, 1999, Investors voluntarily reduced these management fees by 0.40%.

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT

December 31, 1999


   On March 1, 1999, Wilshire Associates, Inc. became the investment adviser for the Funds. The Growth Fund and equity portion to the Balanced Fund now employ a multi-manager strategy using three subadvisers -- Brinson Partners, Mellon Equity Associates, and a new team of fund managers at Wellington Management Co., LLP.

   Each subadviser's fees are paid by the adviser out of the advisory fees that it receives from each of the funds. Fees paid to a subadviser of a fund with multiple subadvisers depends upon the fee rate negotiated with the adviser and upon the percentage of the fund's assets allocated to that subadvisers by the adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a fund, which will remain fixed on the terms described below. The adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the adviser. Because the adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

   For the period March 1, 1999 to December 31, 1999, services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser received a fee based on each fund's average daily net assets, computed daily and payable monthly, at the following annual rates. For the same period, the adviser waived fees in the amounts listed below:

   Fund                                  Rate          Fees waived
   Growth Fund                           0.400%         $219,253
   Balanced Fund                         0.400%          109,519
   Income Fund                           0.400%            5,622
   Short-Term Investment Fund            0.125%               --
   Small Cap Growth Fund                 1.150%           15,639
   International Equity Fund             0.850%              850
   Socially Responsible Fund             0.700%           30,509

B. Pursuant to an Administration Agreement with the Funds, Investors provides for the management of the business affairs of each fund, including, but not limited to, office space, clerical services, bookkeeping and other similar services. For the period March 1, 1999 to December 31, 1999, Investors received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

   Net Assets                 Rate
   On initial $1 billion      0.250%
   Over $1 billion            0.200%

C. Pursuant to a Support Services Agreement, HMLIC provides certain services to the Funds necessary to coordinate the Funds' activities with those of the Serparate Account of HMLIC other than the administrative agreement. For the period March 1, 1999 to December 31, 1999, HMLIC received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

   Net Assets                Rate
   On initial $1 billion    0.150%
   Over $1 billion          0.100%

D. Transfer and dividend disbursing agent services are provided by HMSC on a per account basis. The transfer agent fees for the year ended December 31, 1999 were $39,803 for the Growth Fund, $24 each for the Balanced, Income, Short-Term, Small Cap Growth, International Equity and Socially Responsible funds.

E. The Trust pays each independent trustee a $1,000 annual retainer, $1,000 per board meeting attended, $200 for each committee meeting and $500 for each telephonic meeting. Four meetings were held in 1999. For the year ended December 31, 1999, the fees, excluding travel expenses, for independent trustees totaled $23,200. The Trust does not compensate interested officers and trustees (those who are also officers and/or directors of Horace Mann).

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


Notes to the Financial Statements (concluded)

December 31, 1999


6. SECURITY TRANSACTIONS -- Security transactions, excluding short-term investments, for the year ended December 31, 1999 were:

                                         Purchases       Proceeds from sales
                                         ---------       -------------------

Growth Fund                           $1,332,724,052       $1,356,966,485

Balanced Fund                            643,389,133          645,777,711

Income Fund                                5,750,559            4,499,150

Short-Term Fund                                   --                   --

Small Cap Growth Fund                     61,649,069           56,687,144

International Equity Fund                 18,158,479           11,127,770

Socially Responsible Fund                 47,635,430           28,139,629

The following table shows investments, excluding foreign currency, at cost and unrealized appreciation (depreciation) for federal income tax purposes by fund at December 31, 1999.

                            Cost for federal      Aggregate gross        Aggregate gross        Net unrealized
                              income tax            unrealized             unrealized             appreciation
                               purposes           appreciation           (depreciation)         (depreciation)
                               --------           ------------           --------------         --------------
Growth Fund                  619,611,032         $ 75,921,562            $(71,073,859)         $  4,847,703

Balanced Fund                406,272,041           30,497,160             (36,537,515)           (6,040,355)

Income Fund                   13,624,537               24,581                (642,032)             (617,451)

Short-Term Fund                1,739,581                   --                      --                    --

Small Cap Growth Fund         38,774,666           22,351,472                (569,604)           21,781,868

International Equity Fund     18,701,727            7,983,166                (268,402)            7,714,764

Socially Responsible Fund     55,551,229            8,440,935              (4,511,040)            3,929,895

HORACE MANN MUTUAL FUNDS                                1999 FUNDS ANNUAL REPORT


            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE GROWTH FUND AND A STOCK INDEX 1

                                    [GRAPH]

                     Growth Fund            Stock Index
                     -----------            -----------

11/1/1989               10,000               10,000
12/31/1989              10,432               10,449
                        10,206               10,134
                        10,543               10,772
                         9,346                9,291
12/31/1990               9,852               10,124
                        11,084               11,595
                        11,505               11,568
                        11,766               12,187
12/31/1991              12,464               13,209
                        12,269               12,875
                        12,862               13,120
                        13,004               13,534
12/31/1992              13,659               14,215
                        14,807               14,836
                        15,248               14,908
                        15,837               15,293
12/31/1993              16,354               15,648
                        15,975               15,055
                        16,329               15,118
                        17,054               15,857
12/31/1994              16,353               15,855
                        17,628               17,399
                        19,051               19,059
                        20,233               20,574
12/31/1995              21,787               21,813
                        23,306               22,983
                        24,060               24,015
                        24,935               24,757
12/31/1996              27,295               26,821
                        27,421               27,540
                        31,016               32,348
                        34,060               34,771
12/31/1997              33,695               35,769
                        37,651               40,728
                        35,710               42,077
                        31,766               37,927
12/31/1998              36,267               46,015
                        35,205               48,267
                        38,712               51,620
                        34,166               48,449
12/31/1999              35,336               55,690
--------------------------------------------------------------------------------
                                  Growth Fund
                          Average Annual Total Return
--------------------------------------------------------------------------------
                   1 year       5 year     Since Inception/2/
--------------------------------------------------------------------------------
                  -2.54%        16.67%          13.22%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in Growth Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Stock: S&P 500 Standard and Poor's 500 Composite Index, an unmanaged index consisting of 500 stocks. Rate of returns shown above for the unmanaged indices have no expenses.

2 Since inception refers to November 1, 1989, the date Wellington Management Company began advising the Growth Fund. Wellington Management Company, LLP, became the fund's subadviser May 1, 1997. Previous periods during which the Growth Fund received investment advice from CIGNA Investments, Inc., are not shown.


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   THE BALANCED FUND AND A STOCK/BOND INDICES1

                                    [GRAPH]

             Balanced Fund           Stock Fund            Bond Fund
             -------------           ----------            ---------

11/1/1989       10,000                10,000               10,000
12/31/1989      10,358                10,449               10,123
                10,146                10,135               10,109
                10,454                10,774               10,433
                 9,803                 9,293               10,616
12/31/1990      10,309                10,125               11,052
                11,138                11,595               11,330
                11,480                11,569               11,532
                11,858                12,188               12,088
12/31/1991      12,534                13,209               12,668
                12,392                12,876               12,552
                12,904                13,112               13,049
                13,204                13,534               13,625
12/31/1992      13,583                14,216               13,576
                14,496                14,837               14,115
                14,873                14,908               14,419
                15,342                15,292               14,744
12/31/1993      15,683                15,648               14,768
                15,327                15,055               14,469
                15,496                15,118               14,382
                15,975                15,857               14,499
12/31/1994      15,539                15,855               14,483
                16,566                17,396               15,118
                17,704                19,057               15,873
                18,557                20,572               16,135
12/31/1995      19,704                21,811               16,698
                20,591                22,982               16,560
                21,051                24,014               16,664
                21,698                24,756               16,961
12/31/1996      23,305                26,820               17,376
                23,428                27,540               17,358
                25,729                32,348               17,940
                27,772                34,771               18,538
12/31/1997      27,741                35,769               19,085
                29,971                40,728               19,412
                29,219                42,077               19,830
                27,514                37,927               20,663
12/31/1998      29,872                46,015               20,734
                29,440                48,267               20,745
                31,089                51,620               20,694
                28,886                48,449               20,712
12/31/1999      29,534                55,690               20,684
--------------------------------------------------------------------------------
                                 Balanced Fund
                          Average Annual Total Return
--------------------------------------------------------------------------------
                   1 year       5 year     Since Inception/2/
--------------------------------------------------------------------------------
                  -1.11%        13.71%          11.24%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in Balanced Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Stock/Bond Indices: through April 30, 1997, S & P 500 Index and Lehman Bros. Intermediate Government/Corporate Bond Index, an unmanaged index consisting of U.S. Treasury bonds, U.S. agency bonds and investment grade corporate bonds with intermediate maturities. Lehman Bros. Aggregate Bond Index thereafter. Rates of return shown above for the unmanaged indices have no expenses.

2 Since inception refers to November 1, 1989, the date Wellington Management Company began advising the Balanced Fund. Wellington Management Company, LLP, became the fund's subadviser May 1, 1997. Previous periods during which the Balanced Fund received investment advice from CIGNA Investment, Inc., are not shown.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        THE INCOME FUND AND BOND INDEX1

                                    [GRAPH]

                     Income Fund              Bond Index
                     -----------              ----------

  11/1/1989            10,000                   10,000
 12/31/1989            10,110                   10,123
                        9,971                   10,109
                       10,306                   10,433
                       10,544                   10,616
 12/31/1990            10,875                   11,052
                       11,096                   11,330
                       11,363                   11,532
                       11,913                   12,088
 12/31/1991            12,499                   12,668
                       12,393                   12,552
                       12,857                   13,049
                       13,409                   13,625
 12/31/1992            13,399                   13,576
                       13,855                   14,115
                       14,143                   14,419
                       14,443                   14,744
 12/31/1993            14,480                   14,768
                       14,147                   14,469
                       14,047                   14,382
                       14,157                   14,499
 12/31/1994            14,135                   14,483
                       14,747                   15,118
                       15,430                   15,873
                       15,713                   16,135
 12/31/1995            16,259                   16,698
                       16,109                   16,560
                       16,160                   16,664
                       16,422                   16,961
 12/31/1996            16,828                   17,376
                       16,815                   17,358
                       17,372                   17,940
                       17,968                   18,538
 12/31/1997            18,412                   19,085
                       18,773                   19,412
                       19,235                   19,830
                       19,895                   20,663
 12/31/1998            19,907                   20,734
                       19,950                   20,745
                       19,566                   20,694
                       19,670                   20,712
 12/31/1999            19,594                   20,684

--------------------------------------------------------------------------------
                                  Income Fund
                          Average Annual Total Return
--------------------------------------------------------------------------------
                         1 year      5 year       Since Inception/2/
--------------------------------------------------------------------------------
                        -1.57%       6.75%              6.84%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in Income Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Bond index; through April 30, 1997, Lehman Bros. Intermediate Government/Corporate Bond Index, an unmanaged index consisting of U.S. Treasury bonds, U.S. agency bonds and investment grade corporate bonds with intermediate maturities. Lehman Bros. Aggregate Bond Index thereafter. The rate of return shown above for the unmanaged index has no expenses.

2 Since inception refers to November 1, 1989, the date Wellington Management Company began advising the Income Fund. Wellington Management Company, LLP, became the fund's subadvisor May 1, 1997. Previous periods during which the Income Fund received investment advice from CIGNA Investments, Inc., are not shown.


    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SHORT-TERM
                  INVESTMENT FUND AND A TREASURY BILL INDEX 1

                                    [GRAPH]

                     Short-Term              Treasury
                   Investment Fund          Bill Index
                   ---------------          ----------

  11/1/1989            10,000                 10,000
 12/31/1989            10,141                 10,130
                       10,330                 10,335
                       10,528                 10,544
                       10,736                 10,743
 12/31/1990            10,943                 10,933
                       11,122                 11,100
                       11,291                 11,260
                       11,450                 11,415
 12/31/1991            11,592                 11,541
                       11,694                 11,658
                       11,797                 11,766
                       11,888                 11,857
 12/31/1992            11,972                 11,951
                       12,044                 12,041
                       12,128                 12,132
                       12,200                 12,224
 12/31/1993            12,278                 12,321
                       12,376                 12,415
                       12,474                 12,529
                       12,597                 12,660
 12/31/1994            12,757                 12,797
                       12,922                 12,964
                       13,087                 13,144
                       13,252                 13,324
 12/31/1995            13,416                 13,510
                       13,577                 13,681
                       13,725                 13,854
                       13,900                 14,032
 12/31/1996            14,090                 14,208
                       14,258                 14,387
                       14,440                 14,568
                       14,622                 14,757
 12/31/1997            14,805                 14,952
                       14,994                 15,612
                       15,175                 15,822
                       15,359                 16,046
 12/31/1998            15,531                 16,228
                       15,690                 16,406
                       15,879                 16,592
                       16,085                 16,777
 12/31/1999            16,279                 16,971

--------------------------------------------------------------------------------
                           Short-Term Investment Fund
                          Average Annual Total Return
--------------------------------------------------------------------------------
                         1 year      5 year       Since Inception/2/
--------------------------------------------------------------------------------
                         4.77%       5.00%              4.91%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in Short-Term Investment Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Treasury Bill Index: An unmanaged index consisting of U.S. Treasury bills with 90 - day maturities. The rate of return shown above for the unmanaged index has no expenses.

2 Since inception refers to November 1, 1989, the date Wellington Management Company began advising the Short-Term Investment Fund. Wellington Management Company, LLP, became the fund's subadviser May 1, 1997. Previous periods during which the Short-Term Investment Fund received investment advice from CIGNA Investments, Inc., are not shown.

HORACE MANN MUTUAL FUNDS                              1999 FUNDS ANNUAL REPORT

COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN THE  SMALL CAP GROWTH FUND AND A STOCK INDEX1

                                    [GRAPH]

                      Small Cap Growth Fund     Stock Index
                      ---------------------     -----------

        3/10/97              10,000               10,000
                              9,040                9,139
                             10,550               10,744
                             12,740               12,562
       12/31/97              11,700               11,532
                             12,851               12,120
                             12,360               12,365
                             10,040                9,601
       12/31/98              12,380               11,871
                             12,810               11,673
                             13,540               13,216
                             14,679               12,756
       12/31/1999            21,237               17,005
--------------------------------------------------------------------------------
                      Small Cap Growth Fund Total Return
--------------------------------------------------------------------------------
                   1 year                 Since Inception/2/
--------------------------------------------------------------------------------
                  71.55%                       30.45%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in the Small Cap Growth Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Stock Index: Russell 2000, an unmanaged index composed of those Russell 2000 securities with a greater-than-average growth orientation. The Russell 2000 return shown to the left reflects the reinvestment of dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

2 Since inception refers to its inception of investment operations March 10, 1997. Black Rock Financial Management, Inc. is the fund's subadviser.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY FUND AND AN EQUITY INDEX1

                                    [GRAPH]

                  International Equity Fund      Equity Index
                  -------------------------      ------------

     3/10/97               10,000                   10,000
                            9,750                   10,036
                           10,540                   11,297
                           10,820                   11,218
    12/31/97               10,352                   10,339
                           11,733                   11,902
                           12,378                   12,028
                           10,706                   10,318
    12/31/98               12,313                   12,453
                           12,557                   12,623
                           13,289                   12,952
                           14,546                   13,514
     12/31/1999            18,695                   15,816

--------------------------------------------------------------------------------
                    International Equity Fund Total Return
--------------------------------------------------------------------------------
                  1 year                    Since Inception/2/
--------------------------------------------------------------------------------
                  51.83%                         24.71%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in the International Equity Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Equity Index: MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. The rate of return shown to the left for the unmanaged index has no expenses.

     The index reflects performance from February 28, 1997 through December 31, 1999.

2 Since inception refers to its inception of investment operations March 10, 1997. Scudder Kemper Investments, Inc. is the fund's subadviser.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SOCIALLY RESPONSIBLE FUND AND A STOCK INDEX1

                                    [GRAPH]

                       Socially Responsible Fund     Stock Index
                       -------------------------     -----------

        3/10/97                  10,000                10,000
                                  9,380                 9,415
                                 10,970                11,058
                                 12,040                11,887
       12/31/97                  12,308                12,228
                                 13,935                13,933
                                 13,661                14,394
                                 12,013                12,961
       12/31/98                  13,516                15,733
                                 13,670                16,756
                                 15,189                19,132
                                 13,463                16,831
       12/31/1999                14,647                19,064

--------------------------------------------------------------------------------
                    Socially Responsible Fund Total Return
--------------------------------------------------------------------------------
                  1 year                   Since Inception/2/
--------------------------------------------------------------------------------
                   8.39%                         14.42%
--------------------------------------------------------------------------------


Past performance is not predictive of future performance.

Annuity contract fees are not reflected in the Socially Responsible Fund returns. Returns under the Annuity Alternatives contracts are shown on page 3.

1 Stock Index: S & P 500, Standard & Poor's 500 Composite Index, an unmanaged index consisting of 500 stocks. The rate of return shown to the left for the unmanaged index has no expenses.

2 Since inception refers to its inception of investment operations March 10, 1997. Scudder Kemper Investments, Inc. is the fund's subadviser.

Independent Auditors' Report


The Board of Trustees and Shareholders of Horace Mann Mutual Funds:


We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Horace Mann Mutual Funds (the Funds), consisting of the Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years presented in the two-year period then ended and the financial highlights for each of the periods presented in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1999, the results of their operations for the period then ended, the changes in their net assets for each of the years presented in the two-year period then ended and the financial highlights for each of the periods presented in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG LLP

Chicago, Illinois
January 28, 2000

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

Horace Mann Mutual Funds
P.O. Box 4657
Springfield, IL 62708-4657
1-800-999-1030





Business Manager
Horace Mann Investors, Inc.
One Horace Mann Plaza Springfield, IL 62715-0001


IA-004388 (2/00)